UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (37.5%)
$5,000	Bank of America Securities (dated 09/24/10; proceeds $5,000,185; fully collateralized by Federal National Mortgage Association 0.00% due 11/15/10; valued at $5,100,980)	0.19%	10/01/10	$5,000,000
10,000	Bank of America Securities (dated 09/30/10; proceeds $10,000,067; fully collateralized by Federal National Mortgage Association 0.00%-6.63% due 05/15/19-11/15/30; Federal Farm Credit Bank 4.90% due 03/06/13; Tennessee Valley Authority 0.00% due 11/01/18; valued at $10,239,035)	0.24	10/01/10	10,000,000
19,665	Barclays Capital LLC (dated 09/30/10; proceeds $19,665,120; fully collateralized by Federal Home Loan Mortgage Association 0.00% due 01/25/12; Federal National Mortgage Association 0.00% due 03/30/11; valued at $20,059,125)	0.22	10/01/10	19,665,000
15,000	BNP Paribas Securities (dated 09/30/10; proceeds $15,000,104; fully collateralized by Federal National Mortgage Association 4.50% due 06/01/30; valued at $15,450,001)	0.25	10/01/10	15,000,000
	Total Repurchase Agreements (Cost $49,665,000)			49,665,000

	Floating Rate Notes (26.4%)
	International Banks (19.6%)
6,000	Barclays Bank PLC	0.53(a)	10/19/10(b)	6,000,000
6,000	BNP Paribas	0.49(a)	12/23/10(b)	6,000,000
5,000	Lloyds TSB Bank PLC	0.50(a)	10/29/10(b)	5,000,000
4,000	Royal Bank of Scotland PLC	0.51(a)	11/10/10(b)	4,000,000
5,000	Societe Generale	1.34(a)	11/05/10(b)	5,000,000
				26,000,000
	U.S. Government Agency (6.8%)
9,000	Federal Home Loan Banks	0.23(a)	11/08/10(b)	8,999,599
	Total Floating Rate Notes (Cost $34,999,599)			34,999,599

	Certificates of Deposit (19.9%)
	International Banks
5,000	Credit AG CIB	0.28	10/15/10	5,000,000
5,000	Credit Industriel et Commercial	0.50	01/05/11	5,000,000
5,000	KBC Bank N.V.	0.35	11/01/10	5,000,000
6,000	Skandinaviska Enskilda	0.34	10/01/10	6,000,000
5,500	Unicredito SpA	0.38-0.41	10/08/10-10/20/10	5,500,000
	Total Certificates of Deposit (Cost $26,500,000)			26,500,000

	Commercial Paper (16.2%)
	International Banks
5,000	Banco Bilbao Vizcaya Argentaria SA (c)	0.26	10/04/10	4,999,892
5,000	Bank of Nova Scotia	0.21	10/01/10	5,000,000
6,500	BPCE SA (c)	0.62-0.64	11/12/10-01/04/11	6,492,820
5,000	NRW Bank (c)	0.49	10/18/10	4,998,843
	Total Commercial Paper (Cost $21,491,555)			21,491,555
	Total Investments (Cost $132,656,154) (d)		100.0%	132,656,154
	Liabilities in Excess of Other Assets		0.0	(42,120)
	Net Assets		100.0%	$132,614,034

(a)          Rate shown is the rate in effect at September 30, 2010.

(b)          Date of next interest rate reset.

(c)           Resale is restricted to qualified institutional investors.

(d)          Cost is the same for federal income tax purposes.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Short-Term Investments
Repurchase Agreements	$49,665,000	$—	$49,665,000	$—
Floating Rate Notes – Corporate	26,000,000	—	26,000,000	—
Floating Rate Notes – U.S. Government Agency	8,999,599	—	8,999,599	—
Certificates of Deposit	26,500,000	—	26,500,000	—
Commercial Paper	21,491,555	—	21,491,555	—
Total	$132,656,154	$—	$132,656,154	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (57.6%)
	Agricultural Chemicals (0.5%)
$350	Potash Corp. of Saskatchewan, Inc. (Canada)	5.25%	05/15/14	$389,017

	Agricultural Operations (0.4%)
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	277,787

	Auto - Cars/Light Trucks (0.5%)
360	Daimler Finance North America LLC	7.30	01/15/12	387,284

	Beverages (0.6%)
170	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	2.50	03/26/13	174,521
205	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	230,316
				404,837
	Beverages - Wine/Spirits (0.4%)
265	Bacardi Ltd. (144A) (Bermuda) (a)	7.45	04/01/14	313,613

	Building Societies (0.4%)
270	Nationwide Building Society (144A) (United Kingdom) (a)	4.65	02/25/15	286,108

	Cable/Satellite TV (0.6%)
215	COX Communications, Inc.	4.625	06/01/13	232,059
220	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	4.75	10/01/14	240,501
				472,560
	Capital Markets (2.0%)
405	Goldman Sachs Group, Inc. (The)	5.25	10/15/13	440,501
325	Goldman Sachs Group, Inc. (The)	6.875	01/15/11	330,805
230	Macquarie Group Ltd. (144A) (Australia) (a)	7.30	08/01/14	260,277
365	UBS AG (Series DPNT) (Switzerland)	3.875	01/15/15	381,334
				1,412,917
	Cellular Telecommunications (0.5%)
340	Vodafone Group PLC (United Kingdom)	5.00	12/16/13	374,060

	Chemicals - Diversified (0.5%)
350	Dow Chemical Co. (The)	5.90	02/15/15	390,657

	Commercial Banks - Non-U.S. (0.5%)
390	Canadian Imperial Bank of Commerce (Canada)	1.45	09/13/13	392,885

	Commercial Banks (13.5%)
355	ANZ National Int’l Ltd. (144A) (New Zealand) (a)	2.375	12/21/12	360,200
315	Barclays Bank PLC (United Kingdom)	2.50	01/23/13	322,021
900	Commonwealth Bank of Australia (144A) (Australia) (a)	2.50	12/10/12	935,940
575	Commonwealth Bank of Australia (144A) (Australia) (a)	2.75	10/15/12	592,344
340	Credit Suisse (Switzerland)	5.50	05/01/14	381,172
120	Intesa Sanpaolo SpA (144A) (a)	3.625	08/12/15	121,560
365	Nordea Bank AB (144A) (Sweden) (a)	2.50	11/13/12	373,766
2,300	Royal Bank of Scotland PLC (The) (144A) (United Kingdom) (a)	2.625	05/11/12	2,363,273
380	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	400,186
300	Standard Chartered PLC (144A) (United Kingdom) (a)	3.85	04/27/15	313,239
320	Svenska Handelsbanken AB (144A) (Sweden) (a)	2.875	09/14/12	329,388
1,545	Swedbank AB (144A) (Sweden) (a)	2.90	01/14/13	1,605,674
750	Wells Fargo & Co. (Series I)	3.75	10/01/14	795,464
810	Westpac Securities NZ Ltd. (144A) (New Zealand) (a)	2.50	05/25/12	829,361
				9,723,588

	Data Processing Services (0.6%)
$370	Fiserv, Inc.	6.125%	11/20/12	$403,981

	Diversified Financial Services (3.9%)
580	Citigroup, Inc. (b)	6.50	08/19/13	641,249
280	General Electric Capital Corp. (MTN)	3.50	06/29/15	293,265
700	General Electric Capital Corp. (Series A)	5.45	01/15/13	761,725
525	JPMorgan Chase & Co.	3.40	06/24/15	545,605
515	JPMorgan Chase & Co.	5.375	10/01/12	557,500
				2,799,344
	Diversified Minerals (1.1%)
350	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375	04/08/14	431,244
355	Rio Tinto Finance USA Ltd. (Australia)	5.875	07/15/13	395,929
				827,173
	Diversified Telecommunication Services (1.3%)
840	AT&T, Inc.	4.95	01/15/13	913,272

	Electric - Integrated (2.7%)
205	Columbus Southern Power Co. (Series E)	4.40	12/01/10	206,033
380	Dominion Resources, Inc.	5.70	09/17/12	414,487
350	EDF SA (144A) (France) (a)	5.50	01/26/14	395,231
350	Enel Finance International SA (144A) (Luxembourg) (a)	3.875	10/07/14	367,116
265	FPL Group Capital, Inc.	5.35	06/15/13	290,266
215	PPL Energy Supply LLC	6.30	07/15/13	239,462
				1,912,595
	Electric Utilities (0.3%)
215	Firstenergy Solutions Corp.	4.80	02/15/15	231,322

	Electronic Connectors (0.2%)
140	Amphenol Corp.	4.75	11/15/14	152,031

	Electronic Measuring Instrument (0.6%)
385	Agilent Technologies, Inc.	4.45	09/14/12	405,444

	Fiduciary Banks (0.5%)
340	Northern Trust Corp.	5.50	08/15/13	382,530

	Finance - Auto Loans (0.0%)
30	Nissan Motor Acceptance Corp. (144A) (a)	3.25	01/30/13	30,940

	Finance - Consumer Loans (1.0%)
695	HSBC Finance Corp.	6.75	05/15/11	719,616

	Finance - Credit Card (1.9%)
475	American Express Co.	7.25	05/20/14	557,412
750	MBNA Corp.	6.125	03/01/13	812,486
				1,369,898
	Finance - Investment Banker/Broker (1.2%)
200	Credit Suisse USA, Inc.	6.125	11/15/11	211,663
260	Merrill Lynch & Co., Inc.	5.45	02/05/13	279,379
365	TD Ameritrade Holding Corp.	2.95	12/01/12	375,316
				866,358
	Finance - Other Services (0.1%)
110	Societe Generale (144A) (France) (a)	3.10	09/14/15	110,843

	Food - Retail (0.9%)
330	Delhaize Group SA (Belgium)	5.875	02/01/14	372,745
225	Kroger Co. (The)	7.50	01/15/14	266,090
				638,835
	Food Products (0.6%)
345	Kraft Foods, Inc.	6.75	02/19/14	401,477

	Government Guaranteed Non-U.S. (0.9%)
$577	Societe Financement de l’Economie Francaise (144A) (France) (a)	3.375%	05/05/14	$621,242

	Health Care Providers & Services (0.6%)
350	Medco Health Solutions, Inc.	7.25	08/15/13	404,572

	Hotels & Motels (0.6%)
420	Marriott International, Inc.	4.625	06/15/12	439,829

	Instruments - Scientific (0.3%)
220	Thermo Fisher Scientific, Inc.	3.25	11/20/14	232,337

	Insurance (0.9%)
270	Principal Financial Group, Inc.	7.875	05/15/14	320,139
315	Prudential Financial, Inc. (MTN)	3.625	09/17/12	327,506
				647,645
	Life/Health Insurance (0.7%)
110	Aflac, Inc.	3.45	08/15/15	114,273
350	Monumental Global Funding III (144A) (a)	5.25	01/15/14	377,559
				491,832
	Media (0.3%)
200	Time Warner Cable, Inc.	8.25	02/14/14	238,870

	Medical - Biomedical/Genetics (0.5%)
325	Biogen Idec, Inc.	6.00	03/01/13	356,234

	Medical - HMO (0.3%)
185	UnitedHealth Group, Inc.	5.25	03/15/11	188,537

	Metals & Mining (0.3%)
190	ArcelorMittal (Luxembourg)	9.00	02/15/15	229,501

	Money Center Banks (1.2%)
355	Deutsche Bank AG (Germany)	2.375	01/11/13	363,352
500	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	2.80	04/02/12	513,149
				876,501
	Mortgage Banks (1.4%)
575	Abbey National Treasury Services PLC (144A) (United Kingdom) (a)	3.875	11/10/14	589,068
400	Cie de Financement Foncier (144A) (France) (a)	1.625	07/23/12	401,812
				990,880
	Multi-line Insurance (0.9%)
625	MetLife, Inc. (c)	2.375	02/06/14	632,123

	Multimedia (1.3%)
290	NBC Universal, Inc. (144A) (a)(d)	2.10	04/01/14	291,591
245	News America, Inc.	5.30	12/15/14	276,768
350	Viacom, Inc.	4.375	09/15/14	380,236
				948,595
	Office Electronics (0.3%)
210	Xerox Corp.	8.25	05/15/14	251,985

	Oil Companies - Exploration & Production (1.3%)
335	Devon Financing Corp. ULC (Canada)	6.875	09/30/11	354,488
350	EOG Co. of Canada (144A) (Canada) (a)	7.00	12/01/11	374,107
215	Nexen, Inc. (Canada)	5.05	11/20/13	234,334
				962,929
	Oil Company - Integrated (0.2%)
135	BP Capital Markets PLC (United Kingdom)	5.25	11/07/13	147,138

	Pipelines (1.6%)
180	Enterprise Products Operating LLC (Series B)	7.50	02/01/11	183,738
225	Enterprise Products Operating LLC (Series O)	9.75	01/31/14	275,749

$320	Plains All American Pipeline LP / PAA Finance Corp.	4.25%	09/01/12	$333,917
305	Spectra Energy Capital LLC	5.90	09/15/13	339,772
				1,133,176
	Retail - Drug Store (0.3%)
180	CVS Caremark Corp.	5.75	08/15/11	187,591

	Retail - Restaurants (0.3%)
185	Yum! Brands, Inc.	8.875	04/15/11	192,716

	Special Purpose Banks (2.2%)
1,530	Kreditanstalt fuer Wiederaufbau (Series G) (Germany)	2.25	04/16/12	1,570,084

	Special Purpose Entity (0.4%)
250	Harley-Davidson Funding Corp. (144A) (a)	5.25	12/15/12	263,326

	Super-Regional Banks - U.S. (1.8%)
405	Bank One Corp.	5.25	01/30/13	436,734
370	Capital One Financial Corp. (MTN)	5.70	09/15/11	385,712
215	KeyCorp (MTN)	6.50	05/14/13	235,770
195	U.S. Bancorp	4.20	05/15/14	213,871
				1,272,087
	Telephone - Integrated (0.8%)
175	British Telecommunications PLC (United Kingdom)	9.375(e)	12/15/10	177,773
375	Telecom Italia Capital SA (Luxembourg)	5.25	11/15/13	403,189
				580,962
	Tobacco (0.6%)
350	Altria Group, Inc.	7.75	02/06/14	413,487

	Transport - Services (0.3%)
210	Ryder System, Inc. (MTN)	6.00	03/01/13	227,296
	Total Corporate Bonds (Cost $40,415,810)			41,492,447

	Foreign Government Obligation (2.2%)
1,508	Denmark Government International Bond (Series E) (Denmark) (Cost $1,548,014)	2.75	11/15/11	1,548,015

	U.S. Government Agencies & Obligations (11.5%)
	Commercial Banks - FDIC Guaranteed (1.4%)
1,000	KeyBank NA	3.20	06/15/12	1,045,770

	Supranational Bank - FDIC Guaranteed (2.9%)
2,000	PNC Funding Corp.	2.30	06/22/12	2,061,114

	U.S. Government Agency (1.0%)
700	FDIC Structured Sale Guaranteed Notes Ser. A-1 (144A) - FDIC Guaranteed (a)	0.00	10/25/11	695,234

	U.S. Government Obligations (6.2%)
2,250	U.S. Treasury Bond	7.50	11/15/24	3,411,211
	U.S. Treasury Notes
700		2.50	04/30/15	742,219
330		2.625	12/31/14	351,579
				4,505,009
	Total U.S. Government Agencies & Obligations (Cost $7,919,353)			8,307,127

	Asset-Backed Securities (20.2%)
425	Ally Auto Receivables Trust	1.45	05/15/14	429,506
100	Ally Master Owner Trust 2010-1 A (144A) (a)	2.007(e)	01/15/15	102,095
225	Ally Master Owner Trust 2010-3 A (144A) (a)	2.88	04/15/15	232,295
750	American Express Credit Account Master Trust 2010-1 A	0.507(e)	11/16/15	750,432
800	American Express Credit Account Master Trust 2009-2 A	1.507(e)	03/15/17	831,206
202	ARI Fleet Lease Trust 2010-A A (144A) (a)	1.707(e)	08/15/18	201,631

$109	Bank of America Auto Trust 2009-1A A2 (144A) (a)	1.70%	12/15/11	$109,156
807	Capital One Multi-Asset Execution Trust 2005-A10 A	0.337(e)	09/15/15	802,288
240	Chesapeake Funding LLC 2009-1 A (144A) (a)	2.257(e)	12/15/20	242,232
78	Chrysler Financial Auto Securitization Trust 2009-A A2	1.85	06/15/11	77,743
600	Citibank Credit Card Issuance Trust 2009-A5 A5 (b)	2.25	12/23/14	617,689
700	CNH Equipment Trust 2010-A A3	1.54	07/15/14	708,695
850	Discover Card Master Trust 2009-A1 A1	1.557(e)	12/15/14	864,104
700	Ford Credit Auto Owner Trust 2009-E A3	1.51	01/15/14	706,699
775	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.807(e)	09/15/14	788,393
375	Ford Credit Floorplan Master Owner Trust 2010-3 A1 (144A) (a)	4.20	02/15/17	407,860
1,150	GE Capital Credit Card Master Note Trust 2009-1 A	2.357(e)	04/15/15	1,179,100
425	GE Equipment Midticket LLC 2010-1 A3 (144A) (a)	0.94	07/14/14	425,000
440	Harley-Davidson Motorcycle Trust 2009-4 A3	1.87	02/15/14	444,662
103	Honda Auto Receivables Owner Trust 2009-3 A2	1.50	08/15/11	103,301
616	Huntington Auto Trust 2009-1A A3 (144A) (a)	3.94	06/17/13	627,164
575	Hyundai Auto Receivables Trust 2010-A A3	1.50	10/15/14	582,917
425	MMAF Equipment Finance LLC 2009-AA A3 (144A) (a)	2.37	11/15/13	431,191
525	MMCA Automobile Trust 2010-A A3 (144A) (a)	1.39	01/15/14	527,975
725	Navistar Financial Corp. Owner Trust 2010-A A2 (144A) (a)	1.47	10/18/12	727,775
200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (a)	1.407(e)	01/15/15	203,116
400	Toyota Auto Receivables Owner Trust 2010-A A3	1.27	12/16/13	403,409
725	Volvo Financial Equipment LLC 2010-1A A2 (144A) (a)	1.06	06/15/12	726,772
277	Wheels SPV LLC 2009-1 A (144A) (a)	1.807(e)	03/15/18	279,380
	Total Asset-Backed Securities (Cost $14,348,223)			14,533,786

	U.S. Government Agencies - Mortgage-Backed Securities (1.8%)
	Federal Home Loan Mortgage Corp. (ARM) (0.4%)
130		5.52	01/01/38	138,690
122		6.042	02/01/37	129,661
				268,351
	Federal National Mortgage Assoc. (0.9%)
447		6.50	01/01/32–11/01/33	498,753
138		7.00	08/01/29–06/01/32	157,148
				655,901
	Federal National Mortgage Assoc. (ARM) (0.5%)
330		2.606	05/01/35	332,391
70		5.741	03/01/38	74,236
				406,627
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $1,298,071)			1,330,879
	Municipal Bond (0.4%)
300	New Jersey Economic Development Authority (Cost $300,000)	1.292(e)	06/15/13	298,770

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Collateralized Mortgage Obligation (0.6%)
	U.S. Government Agency
$371	Federal Home Loan Mortgage Corp. 2182 ZC (Cost $396,797)			$434,576

	Commercial Mortgage-Backed Securities (1.0%)
	Private Issues
220	Bear Stearns Commercial Mortgage Securities 2004-T14 A4 (e)			238,334
230	LB-UBS Commercial Mortgage Trust 2004-C2 A4			240,022
190	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4 (e)			207,060
	Total Commercial Mortgage-Backed Securities (Cost $653,835)			685,416

	Short-Term Investments (5.8%)
	U.S. Government Obligations (f)(g) (1.7%)
1,202	U.S. Treasury Bills (Cost $1,201,843)	0.142-0.204	10/28/10	1,201,843

NUMBER OF SHARES (000)
	Investment Company (h) (4.1%)
2,924	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,924,350)			2,924,350
	Total Short-Term Investments (Cost $4,126,193)			4,126,193
	Total Investments (Cost $71,006,296) (i)(j)		101.1%	72,757,209
	Liabilities in Excess of Other Assets		(1.1)	(783,056)
	Net Assets		100.0%	$71,974,153

ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2010.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
(a)	Resale is restricted to qualified institutional investors.
(b)

For the nine months ended September 30, 2010, the cost of purchases and proceeds from sales of Citigroup, Inc., an affiliate of the Investment Advisor, Administrator and Distributor, was $625,031 and $2,629,009 respectively, including realized gains of $78,125.

(c)

For the nine months ended September 30, 2010, the cost of purchases and the proceeds from sales of Metlife Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $624,169 and $539,844, respectively, including realized loss of $3,002.

(d)	Security purchased on a when-issued basis.
(e)	Floating rate security. Rate shown is the rate in effect at September 30, 2010.
(f)	A portion of this security has been physically segregated in connection with open futures and open swap contracts.
(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(j)	Securities have been designated as collateral in connection with securities purchased on a when issued basis, open futures and swap contracts.

Futures Contracts Open at September 30, 2010:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
27	Long	U.S Treasury Notes 10 Year, December 2010	$3,403,266	$21,730
26	Short	U.S. Treasury Notes 2 Year, December 2010	(5,706,594)	(11,801)
21	Short	U.S. Treasury Notes 5 Year, December 2010	(2,538,211)	1,901
4	Short	U.S. Treasury Bonds 30 Year, December 2010	(534,875)	(563)
		Net Unrealized Appreciation		$11,267

Interest Rate Swap Contract Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Bank of America, N.A.	$4,414	3 Month LIBOR	Receive	2.625%	03/11/15	$(248,243)

LIBOR  London Interbank Offered Rate.

Zero Coupon Swap Contracts Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC^	$1,590	3 Month LIBOR	Receive	11/15/19	$(268,937)
Barclays Bank PLC^^	1,590	3 Month LIBOR	Pay	11/15/19	101,477
Deutsche Bank AG^	1,100	3 Month LIBOR	Receive	11/15/21	(166,337)
Deutsche Bank AG^^	1,100	3 Month LIBOR	Pay	11/15/21	67,213
JPMorgan Chase Bank N.A. New York^	705	3 Month LIBOR	Receive	11/15/19	(113,602)
JPMorgan Chase Bank N.A. New York^	1,190	3 Month LIBOR	Receive	11/15/20	(205,954)
JPMorgan Chase Bank N.A. New York^	2,260	3 Month LIBOR	Receive	11/15/22	(219,762)
		Net Unrealized Depreciation			$(805,902)

LIBOR	London Interbank Offered Rate.
^	Portfolio will make payments of $616,586, $474,412, $267,984, $503,070, and $895,625, respectively on termination date.
^^	Portfolio will receive payments of $436,614 and $367,331, respectively, on termination date.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Corporate Bonds	$41,492,447	—	$41,492,447	—
Foreign Government Obligation	1,548,015	—	1,548,015	—
U.S. Government Agencies & Obligations	8,307,127	—	8,307,127	—
Asset-Backed Securities	14,533,786	—	14,533,786	—
U.S. Government Agencies - Mortgage-Backed Securities	1,330,879	—	1,330,879	—
Municipal Bond	298,770	—	298,770	—
Collateralized Mortgage Obligation	434,576	—	434,576	—
Commercial Mortgage-Backed Securities	685,416	—	685,416	—
Short-Term Investments
U.S. Government Obligations	1,201,843	—	1,201,843	—
Investment Company	2,924,350	$2,924,350	—	—
Total Short-Term Investments	4,126,193	2,924,350	1,201,843	—
Futures	23,631	23,631	—	—
Zero Coupon Swap Contracts	168,690	—	168,690	—
Total	$72,949,530	$2,947,981	$70,001,549	—

Liabilities:
Futures	$(12,364)	$(12,364)	—	—
Interest Rate Swap	(248,243)	—	$(248,243)	—
Zero Coupon Swap Contracts	(974,592)	—	(974,592)	—
Total	$(1,235,199)	$(12,364)	$(1,222,835)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.  The Fund recognizes transfers between the Levels as of the end of the period.  As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (91.9%)
	Advertising Agencies (0.2%)
$410	Omnicom Group, Inc.	4.45%	08/15/20	$422,357

	Advertising Services (0.6%)
1,195	WPP Finance (United Kingdom)	8.00	09/15/14	1,426,390

	Aerospace & Defense (0.3%)
255	Bombardier, Inc. (144A) (Canada) (a)	7.50	03/15/18	275,400
505	Bombardier, Inc. (144A) (Canada) (a)	7.75	03/15/20	547,925
				823,325
	Agricultural Chemicals (0.3%)
495	Agrium, Inc. (Canada)	6.75	01/15/19	586,557

	Agricultural Operations (0.3%)
580	Bunge Ltd. Finance Corp.	8.50	06/15/19	702,148

	Airlines (0.4%)
970	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	953,332

	Apparel Manufacturers (0.1%)
285	Levi Strauss & Co.	7.625	05/15/20	297,113

	Appliances (0.2%)
450	Whirlpool Corp.	8.60	05/01/14	536,228

	Auto - Cars/Light Trucks (0.2%)
395	Daimler Finance North America LLC	8.50	01/18/31	544,465

	Beverages - Wine/Spirits (0.1%)
165	Constellation Brands, Inc.	7.25	09/01/16	176,344

	Brewery (0.1%)
205	FBG Finance Ltd. (144A) (Australia) (a)	5.125	06/15/15	226,468

	Building Product - Cement/Aggregation (1.2%)
820	CRH America, Inc.	6.00	09/30/16	919,249
480	CRH America, Inc.	8.125	07/15/18	579,659
545	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	595,751
670	Lafarge SA (144A) (France) (a)	5.50	07/09/15	704,766
				2,799,425
	Building Product - Wood (0.3%)
710	Masco Corp.	6.125	10/03/16	722,698
	Building Societies (1.2%)
2,655	Nationwide Building Society (144A) (United Kingdom) (a)	6.25	02/25/20	2,927,878
	Cable/Satellite TV (1.7%)
310	Cablevision Systems Corp.	7.75	04/15/18	329,375
355	COX Communications, Inc. (144A) (a)	8.375	03/01/39	478,099
320	CSC Holdings LLC	7.625	07/15/18	346,400
745	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	4.60	02/15/21	767,138
735	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	5.875	10/01/19	835,696
620	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	7.625	05/15/16	692,097
510	DISH DBS Corp.	7.125	02/01/16	538,688
				3,987,493
	Capital Markets (4.7%)
5,585	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	6,204,337
1,565	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	1,631,840
1,305	Macquarie Group Ltd. (144A) (Australia) (a)	6.00	01/14/20	1,367,038
605	Macquarie Group Ltd. (144A) (Australia) (a)	7.625	08/13/19	705,573

$1,300	UBS AG/Stamford CT (Switzerland)	5.875%	12/20/17	$1,473,122
				11,381,910
	Casino Gaming (0.3%)
590	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (144A) (a)	7.75	08/15/20	625,400

	Chemicals (0.6%)
1,275	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	1,382,794

	Chemicals - Diversified (0.6%)
660	Dow Chemical Co. (The)	8.55	05/15/19	834,711
605	Lyondell Chemical Co. (144A) (a)	8.00	11/01/17	662,475
				1,497,186
	Commercial Banks (6.3%)
545	Barclays Bank PLC (144A) (United Kingdom) (a)	6.05	12/04/17	591,908
700	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	833,258
280	Credit Suisse (Switzerland)	6.00	02/15/18	309,687
290	Credit Suisse AG (Switzerland)	5.40	01/14/20	309,927
425	Discover Bank/Greenwood	7.00	04/15/20	463,153
715	Discover Bank/Greenwood	8.70	11/18/19	845,042
1,185	Hana Bank (144A) (South Korea) (a)	4.50	10/30/15	1,241,434
1,675	HBOS PLC (144A) (United Kingdom) (a)	6.75	05/21/18	1,685,514
860	HSBC Bank USA NA	4.875	08/24/20	898,740
1,185	Intesa Sanpaolo SpA (144A) (a)	3.625	08/12/15	1,200,403
260	Rabobank Nederland (144A) (Netherlands) (a)	11.00(b)	06/30/19(c)	339,001
1,240	Regions Financial Corp.	5.75	06/15/15	1,262,691
925	Royal Bank of Scotland Group PLC (United Kingdom)	6.40	10/21/19	1,008,295
1,175	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	1,237,418
1,300	Santander US Debt SA Unipersonal (144A) (Spain) (a)	3.724	01/20/15	1,320,173
885	Standard Chartered Bank (144A) (United Kingdom) (a)	6.40	09/26/17	990,761
620	Woori Bank (144A) (South Korea) (a)	4.75	01/20/16	647,901
				15,185,306
	Consumer Finance (0.0%)
55	American Express Co.	8.125	05/20/19	71,143

	Consumer Products - Miscellaneous (0.2%)
460	Fortune Brands, Inc.	6.375	06/15/14	522,342

	Containers - Paper/Plastic (0.2%)
515	Sealed Air Corp.	7.875	06/15/17	558,670

	Distribution/Wholesale (0.3%)
735	Ingram Micro, Inc.	5.25	09/01/17	762,399

	Diversified Financial Services (9.3%)
795	Bank of America Corp.	5.625	07/01/20	841,656
1,115	Bank of America Corp. (Series L)	5.65	05/01/18	1,183,171
1,865	Bank of America Corp.	5.75	12/01/17	1,996,906
480	Citigroup, Inc. (d)	6.125	05/15/18	524,488
785	Citigroup, Inc. (d)	8.125	07/15/39	994,773
4,500	Citigroup, Inc. (d)	8.50	05/22/19	5,572,431
1,735	Citigroup, Inc. (d)	5.875	05/29/37	1,732,524
1,305	Credit Agricole SA (144A) (France) (a)	8.375(b)	10/13/19(c)	1,402,875
735	General Electric Capital Corp.	5.625	05/01/18	817,104
75	General Electric Capital Corp. (MTN)	5.875	01/14/38	76,432
6,350	General Electric Capital Corp. (Series G)	6.00	08/07/19	7,157,377
				22,299,737
	Diversified Manufactured Operation (0.5%)
1,150	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	1,282,444

	Diversified Minerals (1.5%)
$990	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375%	04/08/19	$1,337,086
895	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	1,250,971
475	Teck Resources Ltd. (Canada)	10.25	05/15/16	577,761
195	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	223,267
210	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	241,702
				3,630,787
	Diversified Telecommunication Services (3.1%)
85	AT&T Corp.	8.00	11/15/31	114,035
2,840	AT&T, Inc. (144A) (a)	5.35	09/01/40	2,864,021
1,745	AT&T, Inc.	6.15	09/15/34	1,916,385
415	CenturyLink, Inc. (Series Q)	6.15	09/15/19	425,241
530	Verizon Communications, Inc.	6.40	02/15/38	615,111
1,015	Verizon Communications, Inc.	8.95	03/01/39	1,493,099
				7,427,892
	E-Commerce/Services (0.2%)
560	Expedia, Inc. (144A) (a)	5.95	08/15/20	569,100

	Electric - Generation (0.7%)
1,610	AES Corp. (The)	8.00	06/01/20	1,754,900

	Electric - Integrated (3.9%)
775	CMS Energy Corp.	6.25	02/01/20	819,771
65	CMS Energy Corp.	6.30	02/01/12	68,070
1,175	Enel Finance International SA (144A) (Luxembourg) (a)	5.125	10/07/19	1,248,372
800	Entergy Gulf States Louisiana LLC	5.59	10/01/24	912,899
2,100	Exelon Generation Co. LLC	4.00	10/01/20	2,106,520
875	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (a)	5.00	09/11/19	875,468
150	NiSource Finance Corp.	6.125	03/01/22	170,189
965	NiSource Finance Corp.	6.80	01/15/19	1,146,496
1,510	PPL Energy Supply LLC	6.50	05/01/18	1,749,983
230	Progress Energy, Inc.	7.05	03/15/19	285,589
				9,383,357
	Electric Utilities (0.9%)
975	FirstEnergy Solutions Corp.	6.05	08/15/21	1,043,709
975	FirstEnergy Solutions Corp.	6.80	08/15/39	985,647
				2,029,356
	Electronic Equipment, Instruments & Components (0.3%)
640	Corning, Inc.	7.25	08/15/36	771,802

	Energy Equipment & Services (0.8%)
675	Weatherford International Ltd. (Bermuda)	5.125	09/15/20	691,378
900	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	1,175,869
				1,867,247
	Finance - Auto Loans (0.2%)
465	Ford Motor Credit Co. LLC	7.00	04/15/15	497,372

	Finance - Consumer Loans (0.4%)
510	SLM Corp. (Series A)	5.00	10/01/13	500,134
495	SLM Corp. (MTN)	8.00	03/25/20	492,006
				992,140
	Finance - Credit Card (0.4%)
780	Capital One Bank USA NA	8.80	07/15/19	998,501

	Finance - Investment Banker/Broker (4.4%)
610	Bear Stearns Cos. LLC (The)	5.55	01/22/17	666,135
710	Jefferies Group, Inc.	6.875	04/15/21	746,113
2,610	JPMorgan Chase Capital XXVII (Series AA)	7.00	11/01/39	2,688,047
3,625	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	4,072,224
930	Merrill Lynch & Co., Inc.	7.75	05/14/38	1,082,011

$1,120	TD Ameritrade Holding Corp.	5.60%	12/01/19	$1,239,859
				10,494,389
	Finance - Other Services (0.4%)
875	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	931,558

	Food - Baking (0.2%)
490	Grupo Bimbo SAB de CV (144A) (Mexico) (a)	4.875	06/30/20	513,966

	Food - Miscellaneous/Diversified (0.9%)
860	ConAgra Foods, Inc.	7.00	10/01/28	1,040,027
740	ConAgra Foods, Inc.	8.25	09/15/30	1,001,694
				2,041,721
	Food - Retail (0.5%)
835	Delhaize America, Inc.	9.00	04/15/31	1,183,345

	Food Products (1.2%)
1,110	Kraft Foods, Inc.	5.375	02/10/20	1,242,235
700	Kraft Foods, Inc.	6.875	02/01/38	851,726
610	Kraft Foods, Inc.	6.875	01/26/39	745,320
				2,839,281
	Health Care Equipment & Supplies (0.7%)
1,570	Boston Scientific Corp.	6.00	01/15/20	1,677,460

	Hotels & Motels (0.9%)
565	Choice Hotels International, Inc.	5.70	08/28/20	571,560
405	Hyatt Hotels Corp. (144A) (a)	6.875	08/15/19	451,274
610	Marriott International, Inc.	6.375	06/15/17	681,469
365	Wyndham Worldwide Corp.	5.75	02/01/18	366,698
				2,071,001
	Independent Power Producer (0.1%)
295	NRG Energy, Inc.	8.50	06/15/19	312,331

	Insurance (2.2%)
965	MetLife, Inc. (e)	10.75	08/01/39	1,255,255
1,025	Principal Financial Group, Inc.	8.875	05/15/19	1,351,183
635	Prudential Financial, Inc. (MTN)	6.625	12/01/37	717,979
1,520	Prudential Financial, Inc. (Series D)	7.375	06/15/19	1,854,672
				5,179,089
	Investment Management/Advisor Services (0.4%)
855	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625	08/15/19	909,042

	Life/Health Insurance (1.8%)
660	Aflac, Inc.	8.50	05/15/19	841,159
745	Lincoln National Corp.	8.75	07/01/19	959,888
1,325	Pacific LifeCorp (144A) (a)	6.00	02/10/20	1,431,238
925	Protective Life Corp.	7.375	10/15/19	1,042,981
				4,275,266
	Media (3.0%)
1,050	Comcast Corp.	5.15	03/01/20	1,149,703
820	Comcast Corp.	6.40	05/15/38	909,975
270	Comcast Corp.	6.45	03/15/37	300,936
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,433,382
375	Time Warner Cable, Inc.	6.75	06/15/39	434,216
350	Time Warner Cable, Inc.	8.25	04/01/19	452,605
610	Time Warner, Inc.	6.50	11/15/36	686,354
715	Time Warner, Inc.	7.70	05/01/32	896,078
850	Viacom, Inc.	6.875	04/30/36	1,001,133
				7,264,382
	Medical - Biomedical/Genetics (0.3%)
725	Life Technologies Corp.	6.00	03/01/20	822,792

	Medical - Drugs (0.1%)
150	Wyeth	6.45	02/01/24	185,984

	Medical - Hospitals (0.1%)
$305	HCA, Inc.	8.50%	04/15/19	$341,600

	Metal - Aluminum (0.4%)
530	Alcoa, Inc.	5.87	02/23/22	522,405
465	Alcoa, Inc.	6.75	07/15/18	501,857
				1,024,262
	Metal - Copper (0.4%)
845	Southern Copper Corp.	5.375	04/16/20	898,815

	Metals & Mining (0.6%)
820	ArcelorMittal (Luxembourg)	9.85	06/01/19	1,055,583
390	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	435,889
				1,491,472
	Money Center Banks (0.2%)
505	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	5.80	01/13/20	529,977

	Multi-line Insurance (3.9%)
800	Aegon N.V. (Netherlands)	4.625	12/01/15	851,105
1,285	American Financial Group, Inc.	9.875	06/15/19	1,586,458
1,335	CNA Financial Corp.	7.35	11/15/19	1,503,524
1,750	Farmers Insurance Exchange (144A) (a)	8.625	05/01/24	2,031,358
1,195	Genworth Financial, Inc.	7.70	06/15/20	1,267,430
1,250	Hartford Financial Services Group, Inc.	5.50	03/30/20	1,273,608
850	XL Group PLC (Ireland)	5.25	09/15/14	906,581
				9,420,064
	Multimedia (1.6%)
1,045	NBC Universal, Inc. (144A) (a)(f)	4.375	04/01/21	1,059,946
680	NBC Universal, Inc. (144A) (a)	5.15	04/30/20	735,747
170	News America, Inc.	6.40	12/15/35	189,143
930	News America, Inc.	6.65	11/15/37	1,073,371
370	News America, Inc.	7.85	03/01/39	474,037
335	Vivendi SA (144A) (France) (a)	6.625	04/04/18	389,311
				3,921,555
	Office Electronics (0.4%)
255	Xerox Corp.	5.625	12/15/19	285,934
465	Xerox Corp.	6.35	05/15/18	540,310
				826,244
	Oil Companies - Exploration & Production (2.8%)
600	Anadarko Petroleum Corp.	6.95	06/15/19	670,632
175	Anadarko Petroleum Corp.	8.70	03/15/19	213,142
665	Chesapeake Energy Corp.	7.625	07/15/13	728,175
1,220	EnCana Corp. (Canada)	6.50	02/01/38	1,427,394
715	EQT Corp.	8.125	06/01/19	887,898
400	Gazprom Via Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	427,520
950	Nexen, Inc. (Canada)	7.50	07/30/39	1,171,154
180	Pioneer Natural Resources Co.	6.65	03/15/17	192,831
480	Plains Exploration & Production Co.	7.625	06/01/18	506,400
535	QEP Resources, Inc.	6.875	03/01/21	581,813
				6,806,959
	Oil Company - Integrated (0.6%)
950	Petro-Canada (Canada)	5.95	05/15/35	1,012,145
410	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	455,939
				1,468,084
	Oil Refining & Marketing (0.3%)
700	Valero Energy Corp.	6.125	02/01/20	764,302

	Paper & Related Products (1.4%)
$130	Georgia-Pacific LLC (144A) (a)	8.25%	05/01/16	$145,112
1,000	International Paper Co.	7.95	06/15/18	1,214,555
460	International Paper Co.	9.375	05/15/19	597,689
1,325	MeadWestvaco Corp.	7.375	09/01/19	1,462,234
				3,419,590
	Pipelines (5.4%)
670	CenterPoint Energy Resources Corp.	6.25	02/01/37	758,379
364	Colorado Interstate Gas Co.	6.80	11/15/15	430,765
1,350	DCP Midstream Operating LP	3.25	10/01/15	1,357,070
1,750	Energy Transfer Partners LP	9.00	04/15/19	2,245,910
275	Enterprise Products Operating LLC	5.25	01/31/20	298,277
1,480	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	1,533,650
775	Midcontinent Express Pipeline LLC (144A) (a)	6.70	09/15/19	851,753
1,095	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	1,199,887
705	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	896,216
225	Spectra Energy Capital LLC	8.00	10/01/19	285,270
960	Texas Eastern Transmission LP	7.00	07/15/32	1,221,155
1,625	Williams Partners LP / Williams Partners Finance Corp.	7.25	02/01/17	1,938,139
				13,016,471
	Property Trust (0.6%)
1,200	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (a)	6.75	09/02/19	1,424,220

	Real Estate Investment Trusts (REITs) (0.4%)
775	Boston Properties LP	5.875	10/15/19	867,449

	Real Estate Management & Development (0.5%)
1,225	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	1,290,137

	Reinsurance (0.5%)
370	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	409,241
775	Reinsurance Group of America, Inc.	6.45	11/15/19	860,500
				1,269,741
	REIT - Apartments (0.2%)
475	BRE Properties, Inc.	5.20	03/15/21	484,664

	REIT - Diversified (0.7%)
735	Duke Realty LP	6.75	03/15/20	822,382
745	Vornado Realty LP	4.25	04/01/15	771,783
				1,594,165
	REIT - Health Care (0.4%)
860	Health Care, Inc.	6.125	04/15/20	922,359

	REIT - Office Property (0.1%)
245	BioMed Realty LP (144A) (a)	6.125	04/15/20	267,108

	REIT - Regional Malls (0.4%)
825	Simon Property Group LP	5.65	02/01/20	921,499

	REIT - Shopping Centers (0.2%)
430	Federal Realty Investment Trust	5.90	04/01/20	479,059

	REIT - Single Tenant (0.4%)
760	Tanger Properties LP	6.125	06/01/20	831,194

	Retail - Automobile (0.3%)
630	AutoNation, Inc.	6.75	04/15/18	648,900

	Retail - Drug Store (0.7%)
1,521	CVS Pass-Through Trust	6.036	12/10/28	1,613,558
118	CVS Pass-Through Trust (144A) (a)	8.353	07/10/31	146,199
				1,759,757

	Retail - Mail Order (0.3%)
$620	QVC, Inc. (144A) (a)	7.125%	04/15/17	$644,800

	Retail - Major Department Store (0.1%)
210	JC Penney Co., Inc.	5.65	06/01/20	214,988

	Retail - Regional Department Store (0.2%)
455	JC Penney Corp., Inc.	6.375	10/15/36	441,350

	Retail - Restaurants (0.5%)
1,040	Yum! Brands, Inc.	6.875	11/15/37	1,247,712

	Satellite Telecommunication (0.1%)
310	Intelsat Subsidiary Holding Co. SA (Bermuda)	8.50	01/15/13	315,038

	Semiconductor Equipment (0.4%)
905	KLA-Tencor Corp.	6.90	05/01/18	1,039,678

	Special Purpose Entity (0.7%)
800	Capital One Capital VI	8.875	05/15/40	846,000
820	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	892,923
				1,738,923
	Specialty Retail (0.4%)
955	Home Depot, Inc.	5.875	12/16/36	1,021,610

	Super-Regional Banks - U.S. (0.4%)
775	KeyCorp (MTN)	6.50	05/14/13	849,868

	Telecommunication Services (1.0%)
715	Qwest Corp.	6.50	06/01/17	784,712
260	Qwest Corp.	6.875	09/15/33	258,050
280	Qwest Corp.	8.375	05/01/16	332,500
545	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75	02/15/17	577,700
305	SBA Telecommunications, Inc.	8.25	08/15/19	337,025
				2,289,987
	Telephone - Integrated (3.1%)
315	Deutsche Telekom International Finance BV (Netherlands)	6.75	08/20/18	386,328
555	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	779,267
775	Frontier Communications Corp.	8.50	04/15/20	859,281
1,045	GTE Corp.	6.94	04/15/28	1,211,192
1,470	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	1,691,179
660	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	775,927
1,330	Telefonica Europe BV (Netherlands)	8.25	09/15/30	1,757,285
				7,460,459
	Tobacco (1.0%)
505	Altria Group, Inc.	10.20	02/06/39	748,577
445	BAT International Finance PLC (144A) (United Kingdom) (a)	9.50	11/15/18	605,965
835	Lorillard Tobacco Co.	8.125	06/23/19	957,323
				2,311,865
	Transport - Rail (0.3%)
545	CSX Corp.	6.15	05/01/37	622,100

	Transport - Services (0.2%)
455	Ryder System, Inc. (MTN)	7.20	09/01/15	536,210

	Total Corporate Bonds (Cost $199,415,284)			220,749,848

	Convertible Bonds (1.9%)
	Advertising Agencies (0.2%)
375	Omnicom Group, Inc. (g)	0.00	07/01/38	373,594

	Brewery (0.1%)
330	Molson Coors Brewing Co.	2.50	07/30/13	372,488

	Building - Residential/Commercial (0.2%)
$344	DR Horton, Inc. (Series DHI)	2.00%	05/15/14	$379,260

	Casino Gaming (0.1%)
208	International Game Technology (144A)	3.25	05/01/14	227,240

	Coal (0.1%)
282	Massey Energy Co.	3.25	08/01/15	251,685

	Containers - Metal & Glass (0.1%)
374	Owens-Brockway Glass Container, Inc. (144A) (a)	3.00	06/01/15	368,390

	Food - Meat Products (0.1%)
294	Tyson Foods, Inc.	3.25	10/15/13	348,023

	Gold Mining (0.2%)
203	Goldcorp, Inc. (Canada)	2.00	08/01/14	247,914
173	Newmont Mining Corp.	1.25	07/15/14	252,796
				500,710
	Oil Company - Exploration & Production (0.2%)
394	Chesapeake Energy Corp.	2.75	11/15/35	375,777

	Oil Field Machine & Equipment (0.2%)
310	Cameron International Corp.	2.50	06/15/26	401,837

	Retail - Consumer Electron (0.2%)
427	RadioShack Corp. (144A) (a)	2.50	08/01/13	484,111

	Wireless Equipment (0.2%)
351	SBA Communications Corp.	1.875	05/01/13	395,752

	Total Convertible Bonds (Cost $4,308,606)			4,478,867

	Commercial Mortgage-Backed Securities (1.0%)
	Private Issues
475	Banc of America Commercial Mortgage, Inc. 2007-4 A4	5.934(b)	02/10/51	511,835
850	Bear Stearns Commercial Mortgage Securities 2007-T26 A4	5.471(b)	01/12/45	931,674
930	LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372	09/15/39	1,013,325

	Total Commercial Mortgage-Backed Securities (Cost $1,891,501)			2,456,834

	Foreign Government Obligations (0.9%)
565	Export-Import Bank of Korea (South Korea)	4.125	09/09/15	594,779
1,345	Korea Development Bank (South Korea)	4.375	08/10/15	1,428,308

	Total Foreign Government Obligations (Cost $1,906,179)			2,023,087

	Municipal Bond (0.3%)
	General Obligation
600	State of California - Various Purpose (Cost $603,036)	5.95	04/01/16	662,886

	U.S. Government Agency - Mortgage-Backed Security (0.0%)
	Federal Home Loan Mortgage Corp. Gold
1	(Cost $1,492)	6.50	12/01/28	1,595

	Short-Term Investments (2.9%)
	U.S. Government Obligations (0.9%)
2,260	U.S. Treasury Bills (Cost $2,259,687)(h)(i)	0.14-0.218	10/28/10	2,259,687

NUMBER OF SHARES (000)
	Investment Company (j) (2.0%)
4,840	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,839,655)	4,839,655
	Total Short-Term Investments (Cost $7,099,342)	7,099,342

Total Investments (Cost $215,225,440) (k)(l)	98.9%	$237,472,459
Other Assets in Excess of Liabilities	1.1	2,745,908
Net Assets	100.0%	$240,218,367

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect at September 30, 2010.
(c)	Security issued with perpetual maturity.
(d)

For the nine months ended September 30, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $589,815 and $383,226, respectively, including net realized gain of $68,797.

(e)	For the nine months ended September 30, 2010, the proceeds of sales of MetLife, Inc., an affiliate of the Fund, was $1,099,318, including net realized gain of $184,011.
(f)	Security purchased on a when-issued basis.
(g)	Capital appreciation bond.
(h)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(i)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(j)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(k)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open future and swap contracts.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Futures Contracts Open at September 30, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
370	Long	U.S. Treasury Notes 5 Year, December 2010	$44,720,860	$311,155
49	Long	U.S. Treasury Notes 2 Year, December 2010	10,754,735	24,424
61	Short	U.S. Treasury Bonds 30 Year, December 2010	(8,156,844)	12,317
360	Short	U.S. Treasury Notes 10 Year, December 2010	(45,376,877)	(269,288)
		Net Unrealized Appreciation		$78,608

Credit Default Swaps Contracts Open at September 30, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Goldman Sachs International Sealed Air Corp.	Buy	$505	1.08%	March 20, 2018	$38,828	$—	$38,828	BB+
Bank of America, N.A. Tyco Electronics Ltd.	Buy	925	5.00	June 20, 2014	(103,326)	(38,859)	(142,185)	BBB
Barclays Capital Whirlpool Corp.	Buy	450	1.00	June 20, 2014	(19,218)	24,263	5,045	BBB-
Total Credit Default Swaps		$1,880			$(83,716)	$(14,596)	$(98,312)

+                Credit rating as issued by Standard & Poor’s.

Interest Rate Swap Contract Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Bank of America, N.A.	$19,140	3 Month LIBOR	Receive	2.625%	03/11/15	$(1,076,434)

LIBOR          London Interbank Offered Rate

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Corporate Bonds	$220,749,848	—	$220,749,848	—
Convertible Bonds	4,478,867	—	4,478,867	—
Commercial Mortgage-Backed Securities	2,456,834	—	2,456,834	—
Foreign Government Obligations	2,023,087	—	2,023,087	—
Municipal Bond	662,886	—	662,886	—
U.S. Government Agency - Mortgage-Backed Security	1,595	—	1,595	—
Short-Term Investments
U.S. Government Obligations	2,259,687	—	2,259,687	—
Investment Company	4,839,655	$4,839,655	—	—
Total Short-Term Investments	7,099,342	4,839,655	2,259,687	—
Futures	347,896	347,896	—	—
Credit Default Swaps	38,828	—	38,828	—
Total	$237,859,183	$5,187,551	$232,671,632	—

Liabilities:
Futures	$(269,288)	$(269,288)	—	—
Credit Default Swaps	(122,544)	—	$(122,544)	—
Interest Rate Swaps	(1,076,434)	—	(1,076,434)	—
Total Liabilities	$(1,468,266)	$(269,288)	$(1,198,978)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $0 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Australia (3.9%)
	Airports
130,645	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$241,185
280,513	MAP Group (Stapled Securities) (b)	791,697
		1,032,882
	Diversified
156,400	DUET Group (Stapled Securities) (a)(b)	263,033

	Oil & Gas Storage & Transportation
105,100	APA Group (Stapled Securities) (b)	411,416

	Toll Roads
229,100	Transurban Group (Stapled Securities) (a)(b)	1,100,537

	Transmission & Distribution
234,660	Spark Infrastructure Group	250,625
	Total Australia	3,058,493

	Brazil (0.5%)
	Water
7,800	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	354,978

	Canada (14.8%)
	Oil & Gas Storage & Transportation
80,140	Enbridge, Inc.	4,197,439
164,160	TransCanada Corp.	6,089,986
		10,287,425
	Ports
10,150	Westshore Terminals Income Fund (Units) (a)	204,302

	Transmission & Distribution
35,940	Fortis, Inc.	1,115,681
	Total Canada	11,607,408

	China (4.8%)
	Oil & Gas Storage & Transportation
173,000	Beijing Enterprises Holdings Ltd. (c)	1,230,801
340,000	China Gas Holdings Ltd. (c)	182,733
204,000	ENN Energy Holdings Ltd. (c)	586,324
		1,999,858
	Ports
258,327	China Merchants Holdings International Co., Ltd. (c)	938,905

	Toll Roads
809,000	Jiangsu Expressway Co., Ltd. (H Shares) (c)	847,699
	Total China	3,786,462

	France (7.4%)
	Airports
5,300	Aeroports de Paris (ADP)	432,358

	Communications
23,530	Eutelsat Communications	898,165
108,367	SES SA	2,605,246
		3,503,411
	Toll Roads
219,766	Groupe Eurotunnel SA	1,868,583
	Total France	5,804,352

	Germany (0.7%)
	Airports
9,025	Fraport AG Frankfurt Airport Services Worldwide	548,853

	Hong Kong (3.2%)
	Oil & Gas Storage & Transportation
994,000	Hong Kong & China Gas Co., Ltd.	2,516,115

	Italy (5.2%)
	Oil & Gas Storage & Transportation
221,998	Snam Rete Gas SpA	$1,124,305

	Toll Roads
99,268	Atlantia SpA	2,056,975

	Transmission & Distribution
214,500	Terna Rete Elettrica Nazionale SpA	911,612
	Total Italy	4,092,892

	Japan (0.4%)
	Airports
18,100	Japan Airport Terminal Co., Ltd.	299,209

	Mexico (1.3%)
	Airports
17,400	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	599,256
8,900	Grupo Aeroportuario del Sureste SAB de CV (ADR)	422,572
	Total Mexico	1,021,828

	Netherlands (0.4%)
	Oil & Gas Storage & Transportation
6,502	Koninklijke Vopak N.V.	310,324

	New Zealand (0.4%)
	Airports
219,680	Auckland International Airport Ltd.	330,419

	Spain (9.6%)
	Diversified
204,242	Ferrovial SA	1,909,774

	Oil & Gas Storage & Transportation
41,005	Enagas	830,956

	Toll Roads
191,360	Abertis Infraestructuras SA	3,566,119

	Transmission & Distribution
26,654	Red Electrica Corp. SA	1,253,415
	Total Spain	7,560,264

	Switzerland (0.4%)
	Airports
936	Flughafen Zuerich AG	340,052

	United Kingdom (10.5%)
	Transmission & Distribution
618,900	National Grid PLC	5,250,023

	Water
49,700	Northumbrian Water Group PLC	259,672
65,400	Pennon Group PLC	597,413
37,900	Severn Trent PLC	780,529
147,600	United Utilities Group PLC	1,328,581
		2,966,195
	Total United Kingdom	8,216,218

	United States (34.8%)
	Communications
108,080	American Tower Corp. (Class A) (d)	5,540,181
69,620	Crown Castle International Corp. (d)	3,073,723
34,630	SBA Communications Corp. (Class A) (d)	1,395,589
		10,009,493
	Diversified
161,930	Centerpoint Energy, Inc.	2,545,539

	Oil & Gas Storage & Transportation
13,950	AGL Resources, Inc.	535,122
17,030	Atmos Energy Corp.	498,127

18,708	Kinder Morgan Management LLC (d)		$1,127,157
5,090	New Jersey Resources Corp.		199,630
56,810	NiSource, Inc.		988,494
23,440	Oneok, Inc.		1,055,738
26,470	Southern Union Co.		636,868
6,650	Southwest Gas Corp.		223,374
151,766	Spectra Energy Corp.		3,422,323
			8,686,833
	Transmission & Distribution
48,910	Consolidated Edison, Inc.		2,358,440
11,850	ITC Holdings Corp.		737,663
36,200	Northeast Utilities		1,070,434
9,710	NorthWestern Corp.		276,735
21,180	NSTAR		833,433
			5,276,705
	Water
12,690	American Water Works Co., Inc.		295,296
22,620	Aqua America, Inc.		461,448
			756,744
	Total United States		27,275,314
	Total Common Stocks (Cost $70,909,026)		77,123,181

NUMBER OF RIGHTS
	Rights (0.0%)
	Australia
67,045	Spark Infrastructure Group (Cost $0)(d)		6,805

NUMBER OF SHARES (000)

	Short-Term Investment (e) (1.6%)
	Investment Company
1,253	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,252,924)		1,252,924

	Total Investments (Cost $72,161,950) (f)(g)	99.9%	78,382,910
	Other Assets in Excess of Liabilities	0.1	54,441
	Net Assets	100.0%	$78,437,351

ADR	American Depositary Receipt.
(a)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION

Morgan J.P.	$64,799	AUD	67,045	10/05/2010	$3

Currency Abbreviations:

AUD               Australian Dollar.

Summary of Investments • September 30, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Oil & Gas Storage & Transportation	$26,167,232		33.4%
Transmission & Distribution	14,058,061		17.9
Communications	13,512,904		17.3
Toll Roads	9,439,913		12.0
Diversified	4,718,346		6.0
Water	4,077,917		5.2
Airports	4,005,601		5.1
Investment Company	1,252,924		1.6
Ports	1,143,207		1.5
Other	6,805		0.0
	$78,382,910	^	100.0%

^           Does not include open forward foreign currency contracts with total unrealized appreciation of $3.

Notes to Financial Statements • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Common Stocks
Airports	$4,005,601	$4,005,601	—	—
Communications	13,512,904	13,512,904	—	—
Diversified	4,718,346	4,718,346	—	—
Oil & Gas Storage & Transportation	26,167,232	26,167,232	—	—
Ports	1,143,207	1,143,207	—	—
Toll Roads	9,439,913	9,439,913	—	—
Transmission & Distribution	14,058,061	14,058,061	—	—
Water	4,077,917	4,077,917	—	—
Total Common Stocks	77,123,181	77,123,181	—	—

Rights	6,805	—	$6,805	—
Short-Term Investment - Investment Company	1,252,924	1,252,924	—	—
Forward Foreign Currency Contracts	3	—	3	—
Total	$78,382,913	$78,376,105	$6,808

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $17,306,169 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.6%)
	Belgium (1.9%)
	Chemicals
31,463	Umicore	$1,360,105

	Finland (2.1%)
	Machinery
28,975	Kone Oyj (Class B)	1,497,059

	France (10.0%)
	Commercial Banks
26,466	BNP Paribas	1,882,285
23,124	Societe Generale	1,331,882
		3,214,167
	Electrical Equipment
13,138	Schneider Electric SA	1,665,847

	Hotels, Restaurants & Leisure
26,392	Accor SA	963,696

	Multi-Utilities
38,111	GDF Suez	1,364,336
	Total France	7,208,046

	Germany (15.4%)
	Automobiles
31,715	Daimler AG (a)	2,008,723

	Diversified Telecommunication Services
86,479	Deutsche Telecom AG (Registered Shares)	1,183,053

	Food & Staples Retailing
15,937	Metro AG	1,037,424

	Industrial Conglomerates
20,364	Siemens AG (Registered Shares)	2,149,555

	Insurance
8,323	Muenchener Rueckversicherungs AG (Registered Shares)	1,152,789

	Machinery
15,666	MAN SE	1,707,682

	Pharmaceuticals
26,672	Bayer AG	1,859,848
	Total Germany	11,099,074

	Luxembourg (1.8%)
	Metals & Mining
39,627	ArcelorMittal (b)	1,305,162

	Netherlands (1.8%)
	Diversified Telecommunication Services
84,408	Koninklijke KPN N.V.	1,305,462

	Portugal (1.2%)
	Oil, Gas & Consumable Fuels
50,577	Galp Energia SGPS SA (Class B)	872,897

	Spain (1.9%)
	Commercial Banks
100,581	Banco Bilbao Vizcaya Argentaria SA	1,358,147

	Switzerland (12.9%)
	Food Products
66,701	Nestle SA (Registered Shares)	3,553,449

	Insurance
6,148	Zurich Financial Services AG	1,440,884

	Pharmaceuticals
39,139	Novartis AG (Registered Shares)	2,244,423

15,141	Roche Holding AG	$2,067,799
		4,312,222
	Total Switzerland	9,306,555

	United Kingdom (44.6%)
	Aerospace & Defense
134,509	Rolls-Royce Group PLC (a)	1,275,192

	Commercial Banks
370,846	Barclays PLC	1,745,350
286,018	HSBC Holdings PLC	2,898,011
		4,643,361
	Diversified Telecommunication Services
392,778	TalkTalk Telecom Group PLC (a)	905,158

	Food & Staples Retailing
268,707	WM Morrison Supermarkets PLC	1,248,180

	Household Products
23,098	Reckitt Benckiser Group PLC	1,270,321

	Insurance
126,982	Prudential PLC	1,269,660

	Media
134,509	Reed Elsevier PLC	1,136,791

	Metals & Mining
48,114	Anglo American PLC (a)	1,908,824

	Oil, Gas & Consumable Fuels
114,717	BG Group PLC	2,015,630
203,136	BP PLC	1,365,132
78,305	Royal Dutch Shell PLC (Class A)	2,356,851
66,942	Tullow Oil PLC	1,339,723
		7,077,336
	Pharmaceuticals
101,787	GlaxoSmithKline PLC	2,005,903

	Professional Services
110,310	Experian PLC	1,200,868

	Specialty Retail
233,561	Carphone Warehouse Group PLC (a)	1,000,719
2,145,632	DSG International PLC (a)	866,571
		1,867,290
	Tobacco
56,422	British American Tobacco PLC	2,104,591
53,269	Imperial Tobacco Group PLC	1,587,409
		3,692,000
	Wireless Telecommunication Services
1,055,154	Vodafone Group PLC	2,603,988
	Total United Kingdom	32,104,872

	United States (2.0%)
	Auto Components
21,980	Autoliv, Inc. (SDR)	1,444,605
	Total Common Stocks (Cost $59,905,726)	68,861,984

	Preferred Stock (1.8%)
	Germany
	Health Care Equipment & Supplies
15,860	Fresenius SE (Cost $1,249,687)	1,280,839

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (3.5%)
	Securities Held as Collateral on Loaned Securities (1.8%)
	Repurchase Agreements (0.2%)
76	Bank of America Securities, LLC (0.32%, dated 9/30/10, due 10/01/10; proceeds $75,727; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $77,242)	$75,727
86	Barclays Capital, Inc. (0.25%, dated 9/30/10, due 10/01/10; proceeds $86,140; fully collateralized by U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $87,862)	86,140
	Total Repurchase Agreements (Cost $161,867)	161,867

NUMBER OF SHARES (000)
	Investment Company (c) (1.6%)
1,150	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,150,061)		1,150,061
	Total Securities Held as Collateral on Loaned Securities (Cost $1,311,928)		1,311,928
	Investment Company (c) (1.7%)
1,223	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,222,987)		1,222,987
	Total Short-Term Investments (Cost $2,534,915)		2,534,915
	Total Investments (Cost $63,690,328) (d)	100.9%	72,677,738
	Liabilities in Excess of Other Assets	(0.9)	(662,133)
	Net Assets	100.0%	$72,015,605

SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2010 were $1,240,608 and $1,311,928, respectively. The Fund received cash collateral of $1,311,928 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
State Street Bank and Trust Co.	EUR	4,990,569	GBP	4,260,000	10/01/2010	$(111,400)
State Street Bank and Trust Co.	GBP	4,260,000	EUR	5,192,431	10/01/2010	386,586
State Street Bank and Trust Co.	GBP	4,050,000	EUR	4,743,833	11/01/2010	104,889
		Net Unrealized Appreciation				$380,075

Currency Abbreviations:

EUR                       Euro.

GBP                       British Pound.

Summary of Investments • September 30, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Commercial Banks	$9,215,675		12.9%
Pharmaceuticals	8,177,973		11.5
Oil, Gas & Consumable Fuels	7,950,233		11.1
Insurance	3,863,333		5.4
Tobacco	3,692,000		5.2
Food Products	3,553,449		5.0
Diversified Telecommunication Services	3,393,673		4.8
Metals & Mining	3,213,986		4.5
Machinery	3,204,741		4.5
Wireless Telecommunication Services	2,603,988		3.6
Food & Staples Retailing	2,285,604		3.2
Industrial Conglomerates	2,149,555		3.0
Automobiles	2,008,723		2.8
Specialty Retail	1,867,290		2.6
Electrical Equipment	1,665,847		2.3
Auto Components	1,444,605		2.0
Multi-Utilities	1,364,336		1.9
Chemicals	1,360,105		1.9
Health Care Equipment & Supplies	1,280,839		1.8
Aerospace & Defense	1,275,192		1.8
Household Products	1,270,321		1.8
Investment Company	1,222,987		1.7
Professional Services	1,200,868		1.7
Media	1,136,791		1.6
Hotels, Restaurants & Leisure	963,696		1.4
	$71,365,810	^	100.0%

^                  Does not reflect the value of securities held as collateral on loaned securities and does not include open forward foreign currency contracts with net unrealized appreciation of $380,075.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$1,275,192	$1,275,192	—	—
Auto Components	1,444,605	1,444,605	—	—
Automobiles	2,008,723	2,008,723	—	—
Chemicals	1,360,105	1,360,105	—	—
Commercial Banks	9,215,675	9,215,675	—	—
Diversified Telecommunication Services	3,393,673	3,393,673	—	—
Electrical Equipment	1,665,847	1,665,847	—	—
Food & Staples Retailing	2,285,604	2,285,604	—	—
Food Products	3,553,449	3,553,449	—	—
Hotels, Restaurants & Leisure	963,696	963,696	—	—
Household Products	1,270,321	1,270,321	—	—
Industrial Conglomerates	2,149,555	2,149,555	—	—
Insurance	3,863,333	3,863,333	—	—
Machinery	3,204,741	3,204,741	—	—
Media	1,136,791	1,136,791	—	—
Metals & Mining	3,213,986	3,213,986	—	—
Multi-Utilities	1,364,336	1,364,336	—	—
Oil, Gas & Consumable Fuels	7,950,233	7,950,233	—	—
Pharmaceuticals	8,177,973	8,177,973	—	—
Professional Services	1,200,868	1,200,868	—	—
Specialty Retail	1,867,290	1,867,290	—	—
Tobacco	3,692,000	3,692,000	—	—
Wireless Telecommunication Services	2,603,988	2,603,988	—	—
Total Common Stocks	68,861,984	68,861,984	—	—
Preferred Stock	1,280,839	1,280,839	—	—
Short-Term Investments
Repurchase Agreements	161,867	—	$161,867	—
Investment Company	2,373,048	2,373,048	—	—
Total Short-Term Investments	2,534,915	2,373,048	161,867	—
Forward Foreign Currency Contracts	491,475	—	491,475	—
Total	$73,169,213	$72,515,871	$653,342	—

Liabilities:
Forward Foreign Currency Contracts	$(111,400)	—	$(111,400)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $59,209,636 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.5%)
	Air Freight & Logistics (2.5%)
145,845	Expeditors International of Washington, Inc.	$6,742,414

	Capital Markets (3.3%)
112,345	Greenhill & Co., Inc.	8,911,205

	Chemicals (2.2%)
122,403	Monsanto Co.	5,866,776

	Commercial Services & Supplies (2.4%)
322,927	Edenred (France) (a)	6,396,556

	Computers & Peripherals (10.1%)
63,377	Apple, Inc. (a)	17,983,224
230,377	Teradata Corp. (a)	8,883,337
		26,866,561
	Distributors (4.0%)
1,904,000	Li & Fung Ltd. (Bermuda) (b)	10,711,587

	Diversified Financial Services (6.8%)
716,276	BM&F Bovespa SA (Brazil)	5,994,366
212,902	Leucadia National Corp. (a)	5,028,745
211,327	MSCI, Inc. (Class A) (a)	7,018,170
		18,041,281
	Food Products (2.5%)
116,626	Mead Johnson Nutrition Co.	6,637,186

	Health Care Technology (2.0%)
161,070	athenahealth, Inc. (a)	5,318,531

	Hotels, Restaurants & Leisure (9.5%)
186,323	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	8,896,923
247,733	Las Vegas Sands Corp. (a)	8,633,495
89,341	Wynn Resorts Ltd.	7,752,119
		25,282,537
	Information Technology Services (1.8%)
301,354	Redecard SA (Brazil)	4,705,539

	Internet & Catalog Retail (9.4%)
117,592	Amazon.com, Inc. (a)	18,468,999
41,286	NetFlix, Inc. (a)	6,694,938
		25,163,937
	Internet Software & Services (10.6%)
92,494	Baidu, Inc. (ADR) (Cayman Islands) (a)	9,491,734
26,119	Google, Inc. (Class A) (a)	13,733,109
223,900	Tencent Holdings Ltd. (Cayman Islands) (b)	4,894,210
		28,119,053
	Life Sciences Tools & Services (5.4%)
171,595	Illumina, Inc. (a)	8,442,474
96,914	Techne Corp.	5,982,501
		14,424,975
	Media (1.8%)
98,410	Naspers Ltd. (Class N) (South Africa)	4,811,611

	Metals & Mining (3.6%)
7,252,758	Lynas Corp. Ltd. (Australia) (a)	9,568,837

	Oil, Gas & Consumable Fuels (4.7%)
120,935	Range Resources Corp.	4,611,252
189,445	Ultra Petroleum Corp. (Canada) (a)	7,952,901
		12,564,153
	Professional Services (5.0%)
139,939	CoStar Group, Inc. (a)	6,816,429

233,864	Verisk Analytics, Inc. (Class A) (a)		$6,550,530
			13,366,959

	Real Estate Management & Development (4.0%)
370,796	Brookfield Asset Management, Inc. (Class A) (Canada)		10,519,483

	Semiconductors & Semiconductor Equipment (1.7%)
248,604	Tessera Technologies, Inc. (a)		4,599,174

	Software (3.2%)
76,839	Salesforce.com, Inc. (a)		8,590,600
	Total Common Stocks (Cost $202,294,061)		257,208,955

	Convertible Preferred Stock (0.5%)
	Alternative Energy
488,605	Better Place, LLC (Cost $1,465,815) (c)(d)		1,465,815

NUMBER OF SHARES (000)
	Short-Term Investment (e) (2.8%)
	Investment Company
7,552	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $7,552,400)		7,552,400
	Total Investments (Cost $211,312,276) (f)	99.8%	266,227,170
	Other Assets in Excess of Liabilities	0.2	414,257
	Net Assets	100.0%	$266,641,427

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

At September 30, 2010, the Fund held $1,465,815 of fair valued securities, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mellon Securities		$342,147	EUR	251,007	10/04/2010	$38
State Street Corp.	BRL	31,889	$18,804		10/04/2010	(42)
State Street Corp.		$200,442	EUR	147,114	10/05/2010	112
	Net Unrealized Appreciation					$108

Currency Abbreviations:

BRL                Brazilian Real.

EUR               Euro.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Air Freight & Logistics	$6,742,414	$6,742,414	—	—
Capital Markets	8,911,205	8,911,205	—	—
Chemicals	5,866,776	5,866,776	—	—
Commercial Services & Supplies	6,396,556	6,396,556	—	—
Computers & Peripherals	26,866,561	26,866,561	—	—
Distributors	10,711,587	10,711,587	—	—
Diversified Financial Services	18,041,281	18,041,281	—	—
Food Products	6,637,186	6,637,186	—	—
Health Care Technology	5,318,531	5,318,531	—	—
Hotels, Restaurants & Leisure	25,282,537	25,282,537	—	—
Information Technology Services	4,705,539	4,705,539	—	—
Internet & Catalog Retail	25,163,937	25,163,937	—	—
Internet Software & Services	28,119,053	28,119,053	—	—
Life Sciences Tools & Services	14,424,975	14,424,975	—	—
Media	4,811,611	4,811,611	—	—
Metals & Mining	9,568,837	9,568,837	—	—
Oil, Gas & Consumable Fuels	12,564,153	12,564,153	—	—
Professional Services	13,366,959	13,366,959	—	—
Real Estate Management & Development	10,519,483	10,519,483	—	—
Semiconductors & Semiconductor Equipment	4,599,174	4,599,174	—	—
Software	8,590,600	8,590,600	—	—
Total Common Stocks	257,208,955	257,208,955	—	—
Convertible Preferred Stocks	1,465,815	—	—	$1,465,815
Short-Term Investment - Investment Company	7,552,400	7,552,400	—	—
Forward Foreign Currency Contracts	150	—	$150	—
Total	266,227,320	264,761,355	150	1,465,815

Liabilities:
Forward Foreign Currency Contracts	$(42)	—	$(42)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $25,711,702 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$—
Net purchases (sales)	1,465,815
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$1,465,815

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-

counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.8%)
	Air Freight & Logistics (2.5%)
17,034	Expeditors International of Washington, Inc.	$787,482

	Capital Markets (3.3%)
13,121	Greenhill & Co., Inc.	1,040,758

	Chemicals (2.2%)
14,296	Monsanto Co.	685,207

	Commercial Services & Supplies (2.4%)
37,860	Edenred (France) (a)	749,933

	Computers & Peripherals (10.0%)
7,402	Apple, Inc. (a)	2,100,317
26,907	Teradata Corp. (a)	1,037,534
		3,137,851
	Distributors (4.0%)
222,000	Li & Fung Ltd. (Bermuda) (b)	1,248,935

	Diversified Financial Services (6.7%)
83,658	BM&F Bovespa SA (Brazil)	700,117
24,866	Leucadia National Corp. (a)	587,335
24,682	MSCI, Inc. (Class A) (a)	819,689
		2,107,141
	Food Products (2.5%)
13,621	Mead Johnson Nutrition Co.	775,171

	Health Care Technology (2.0%)
18,812	athenahealth, Inc. (a)	621,172

	Hotels, Restaurants & Leisure (9.4%)
21,762	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	1,039,135
28,934	Las Vegas Sands Corp. (a)	1,008,350
10,435	Wynn Resorts Ltd.	905,445
		2,952,930
	Information Technology Services (1.7%)
35,229	Redecard SA (Brazil)	550,089

	Internet & Catalog Retail (9.4%)
13,734	Amazon.com, Inc. (a)	2,157,062
4,856	NetFlix, Inc. (a)	787,449
		2,944,511
	Internet Software & Services (10.5%)
10,803	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,108,604
3,051	Google, Inc. (Class A) (a)	1,604,185
26,100	Tencent Holdings Ltd. (Cayman Islands) (b)	570,518
		3,283,307
	Life Sciences Tools & Services (5.4%)
20,042	Illumina, Inc. (a)	986,066
11,319	Techne Corp.	698,722
		1,684,788
	Media (1.8%)
11,494	Naspers Ltd. (Class N) (South Africa)	561,982

	Metals & Mining (3.5%)
847,091	Lynas Corp. Ltd. (Australia) (a)	1,117,599

	Oil, Gas & Consumable Fuels (4.7%)
14,125	Range Resources Corp.	538,586
22,126	Ultra Petroleum Corp. (Canada) (a)	928,850
		1,467,436
	Professional Services (5.0%)
16,344	CoStar Group, Inc. (a)	796,116

27,314	Verisk Analytics, Inc. (Class A) (a)	$765,065
		1,561,181
	Real Estate Management & Development (3.9%)
43,307	Brookfield Asset Management, Inc. (Class A) (Canada)	1,228,620

	Semiconductors & Semiconductor Equipment (1.7%)
29,036	Tessera Technologies, Inc. (a)	537,166

	Software (3.2%)
8,975	Salesforce.com, Inc. (a)	1,003,405
	Total Common Stocks (Cost $23,451,404)	30,046,664

	Convertible Preferred Stocks (0.5%)
	Alternative Energy (0.5%)
59,090	Better Place, LLC (Cost $177,270) (c)(d)	177,270

NUMBER OF SHARES (000)
	Short-Term Investment (e) (3.6%)
	Investment Company
1,126	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,125,742)		1,125,742
	Total Investments (Cost $24,754,416) (f)	99.9%	31,349,676
	Other Assets in Excess of Liabilities	0.1	22,520
	Net Assets	100.0%	$31,372,196

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

At September 30, 2010, the Fund held $177,270 of fair valued securities, representing 0.6% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Boston Safe Deposit & Trust Co.		$41,739	EUR	30,621	10/04/2010	$5
State Street Bank & Trust Co.	BRL	2,657		$1,567	10/04/2010	(4)
State Street Bank & Trust Co.		$24,441	EUR	17,939	10/05/2010	14
		Net Unrealized Appreciation				$15

Currency Abbreviations:

BRL                Brazilian Real.

EUR               Euro.

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Air Freight & Logistics	$787,482	$787,482	—	—
Capital Markets	1,040,758	1,040,758	—	—
Chemicals	685,207	685,207	—	—
Commercial Services & Supplies	749,933	749,933	—	—
Computers & Peripherals	3,137,851	3,137,851	—	—
Distributors	1,248,935	1,248,935	—	—
Diversified Financial Services	2,107,141	2,107,141	—	—
Food Products	775,171	775,171	—	—
Health Care Technology	621,172	621,172	—	—
Hotels, Restaurants & Leisure	2,952,930	2,952,930	—	—
Information Technology Services	550,089	550,089	—	—
Internet & Catalog Retail	2,944,511	2,944,511	—	—
Internet Software & Services	3,283,307	3,283,307	—	—
Life Sciences Tools & Services	1,684,788	1,684,788	—	—
Media	561,982	561,982	—	—
Metals & Mining	1,117,599	1,117,599	—	—
Oil, Gas & Consumable Fuels	1,467,436	1,467,436	—	—
Professional Services	1,561,181	1,561,181	—	—
Real Estate Management & Development	1,228,620	1,228,620	—	—
Semiconductors & Semiconductor Equipment	537,166	537,166	—	—
Software	1,003,405	1,003,405	—	—
Total Common Stocks	30,046,664	30,046,664	—	—
Convertible Preferred Stocks	177,270	—	—	$177,270
Short -Term Investment – Investment Company	1,125,742	1,125,742	—	—
Forward Foreign Currency Contracts	19	—	$19	—
Total	$31,349,695	$31,172,406	$19	$177,270

Liabilities:
Forward Foreign Currency Contract	$(4)	—	$(4)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $3,069,659 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN SECURITIES
Beginning Balance	$—
Net purchases (sales)	177,270
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$177,270

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments • September 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (66.1%)
	Aerospace & Defense (3.4%)
57,930	Northrop Grumman Corp.	$3,512,296
60,130	Raytheon Co.	2,748,542
		6,260,838
	Chemicals (2.0%)
84,385	EI Du Pont de Nemours & Co.	3,765,259

	Commercial Services & Supplies (2.8%)
146,995	Waste Management, Inc.	5,253,601

	Computers & Peripherals (2.2%)
30,270	International Business Machines Corp.	4,060,418

	Distributors (1.8%)
73,965	Genuine Parts Co.	3,298,099

	Diversified Financial Services (2.4%)
116,445	JPMorgan Chase & Co.	4,433,061

	Diversified Telecommunication Services (2.8%)
158,955	Verizon Communications, Inc.	5,180,343

	Food Products (5.2%)
156,470	Archer-Daniels-Midland Co.	4,994,522
127,670	Campbell Soup Co.	4,564,203
		9,558,725
	Hotels, Restaurants & Leisure (4.1%)
46,850	McDonald’s Corp.	3,490,793
88,960	Yum! Brands, Inc.	4,097,498
		7,588,291
	Industrial Conglomerates (2.6%)
294,010	General Electric Co.	4,777,663
	Information Technology Services (2.4%)

107,950	Automatic Data Processing, Inc.	4,537,139
	Insurance (2.8%)

90,945	Chubb Corp.	5,182,956
	Machinery (2.2%)

52,345	Caterpillar, Inc.	4,118,505
	Multi-Utilities (4.8%)

295,500	Centerpoint Energy, Inc.	4,645,260
82,970	Integrys Energy Group, Inc.	4,319,418
		8,964,678
	Multiline Retail (0.7%)
48,390	JC Penney Co., Inc.	1,315,240

	Oil, Gas & Consumable Fuels (7.6%)
59,605	Chevron Corp.	4,830,985
85,950	ConocoPhillips	4,936,108
129,705	Marathon Oil Corp.	4,293,236
		14,060,329
	Pharmaceuticals (7.4%)
89,800	Abbott Laboratories	4,691,152
173,180	Bristol-Myers Squibb Co.	4,694,910
70,410	Johnson & Johnson	4,362,603
		13,748,665
	Real Estate Investment Trusts (REITs) (3.8%)
82,670	Health Care REIT, Inc.	3,913,598
90,825	Plum Creek Timber Co., Inc.	3,206,122
		7,119,720
	Semiconductors & Semiconductor Equipment (1.9%)
183,805	Intel Corp.	3,534,570

	Software (2.0%)
147,385	Microsoft Corp.			$3,609,459

	Specialty Retail (0.4%)
25,735	Home Depot, Inc.			815,285

	Tobacco (0.8%)
27,690	Philip Morris International, Inc.			1,551,194
	Total Common Stocks (Cost $114,012,028)			122,734,038

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (9.6%)
	Advertising Services (0.1%)
$100	WPP Finance (United Kingdom)	8.00%	09/15/14	119,363

	Aerospace & Defense (0.1%)
20	Bombardier, Inc. (144A) (Canada) (a)	7.50	03/15/18	21,600
40	Bombardier, Inc. (144A) (Canada) (a)	7.75	03/15/20	43,400
78	Systems 2001 Asset Trust (144A) (Cayman Islands) (a)	6.664	09/15/13	86,213
				151,213
	Agricultural Operations (0.0%)
45	Bunge Ltd. Finance Corp.	8.50	06/15/19	54,477

	Airlines (0.1%)
140	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	137,561

	Auto - Cars/Light Trucks (0.0%)
60	Daimler Finance North America LLC	7.30	01/15/12	64,547

	Beverages (0.0%)
25	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	28,087
50	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	7.20	01/15/14	58,307
				86,394
	Beverages - Wine/Spirits (0.0%)
25	Constellation Brands, Inc.	7.25	09/01/16	26,719

	Brewery (0.0%)
30	FBG Finance Ltd. (144A) (Australia) (a)	5.125	06/15/15	33,142

	Building Product - Cement/Aggregation (0.1%)
75	CRH America, Inc.	6.00	09/30/16	84,078
30	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	32,793
55	Lafarge SA (144A) (France) (a)	5.50	07/09/15	57,854
				174,725
	Building Societies (0.1%)
170	Nationwide Building Society (144A) (United Kingdom) (a)	6.25	02/25/20	187,472

	Cable/Satellite TV (0.1%)
15	COX Communications, Inc. (144A) (a)	8.375	03/01/39	20,201
45	CSC Holdings LLC	7.625	07/15/18	48,712
30	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	5.875	10/01/19	34,110
30	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	7.625	05/15/16	33,489
40	DISH DBS Corp.	7.125	02/01/16	42,250
				178,762
	Capital Markets (0.4%)
305	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	338,822
80	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	83,417

$60	Goldman Sachs Group, Inc. (The)	7.50%	02/15/19	$71,500
125	Macquarie Group Ltd. (144A) (Australia) (a)	6.00	01/14/20	130,942
65	UBS AG/Stamford CT (Switzerland)	5.875	12/20/17	73,656
				698,337
	Casino Gaming (0.1%)
100	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (144A) (a)	7.75	08/15/20	106,000

	Chemicals (0.1%)
110	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	119,300

	Commercial Banks (1.1%)
175	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	208,314
110	Commonwealth Bank of Australia (144A) (Australia) (a)	5.00	10/15/19	119,464
100	Credit Agricole SA (144A) (France) (a)	3.50	04/13/15	103,246
25	Credit Suisse (Switzerland)	6.00	02/15/18	27,651
240	Credit Suisse AG (Switzerland)	5.40	01/14/20	256,491
130	HBOS PLC (144A) (United Kingdom) (a)	6.75	05/21/18	130,816
100	HSBC Bank PLC (144A) (United Kingdom) (a)	3.50	06/28/15	105,011
105	PNC Funding Corp.	5.125	02/08/20	113,883
60	PNC Funding Corp.	6.70	06/10/19	71,076
160	Rabobank Nederland N.V. (144A) (Netherlands) (a)	4.75	01/15/20	175,428
100	Regions Financial Corp.	5.75	06/15/15	101,830
100	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	105,312
100	Standard Chartered Bank (144A) (United Kingdom) (a)	6.40	09/26/17	111,950
100	Svenska Handelsbanken AB (144A) (Sweden) (a)	5.125	03/30/20	109,535
270	Wells Fargo & Co.	5.625	12/11/17	307,988
75	Westpac Banking Corp.	3.00	08/04/15	76,688
				2,124,683
	Commercial Services & Supplies (0.1%)
80	Waste Management, Inc.	6.125	11/30/39	88,905

	Computers & Peripherals (0.1%)
100	International Business Machines Corp.	7.625	10/15/18	133,072

	Consumer Finance (0.1%)
70	American Express Co.	8.125	05/20/19	90,546

	Distribution/Wholesale (0.0%)
60	Ingram Micro, Inc.	5.25	09/01/17	62,237

	Diversified Financial Services (0.7%)
135	Bank of America Corp. (Series L)	5.65	05/01/18	143,254
145	Bank of America Corp.	5.75	12/01/17	155,255
70	Citigroup, Inc. (b)	6.125	05/15/18	76,488
70	Citigroup, Inc. (b)	8.50	05/22/19	86,682
110	Citigroup, Inc. (b)	5.875	05/29/37	109,843
185	Citigroup, Inc. (b)	6.125	11/21/17	202,378
160	General Electric Capital Corp.	5.625	05/01/18	177,873
280	General Electric Capital Corp. (Series G)	6.00	08/07/19	315,601
20	JPMorgan Chase & Co.	3.40	06/24/15	20,785
15	JPMorgan Chase & Co.	4.95	03/25/20	16,029
30	JPMorgan Chase & Co.	6.00	01/15/18	34,311
				1,338,499
	Diversified Manufactured Operation (0.2%)
90	Cooper US, Inc.	5.25	11/15/12	97,806
200	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	223,034
				320,840

	Diversified Minerals (0.2%)
$100	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375%	04/08/19	$135,059
150	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	209,660
60	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	66,445
15	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	17,265
				428,429
	Diversified Telecommunication Services (0.3%)
95	AT&T, Inc.	6.15	09/15/34	104,331
155	AT&T, Inc.	6.30	01/15/38	175,672
25	CenturyLink, Inc. (Series Q)	6.15	09/15/19	25,617
15	Verizon Communications, Inc.	5.85	09/15/35	16,215
80	Verizon Communications, Inc.	6.35	04/01/19	97,790
65	Verizon Communications, Inc.	8.95	03/01/39	95,617
				515,242
	E-Commerce/Services (0.0%)
55	Expedia, Inc. (144A) (a)	5.95	08/15/20	55,894

	Electric - Integrated (0.6%)
120	CMS Energy Corp.	6.25	02/01/20	126,932
50	EDF SA (144A) (France) (a)	4.60	01/27/20	54,577
125	Enel Finance International SA (144A) (Luxembourg) (a)	5.125	10/07/19	132,805
150	Exelon Generation Co. LLC	5.20	10/01/19	167,169
75	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (a)	5.00	09/11/19	75,040
100	NiSource Finance Corp.	6.125	03/01/22	113,459
75	NiSource Finance Corp.	6.80	01/15/19	89,106
75	Ohio Power Co. (Series M)	5.375	10/01/21	85,734
55	PPL Energy Supply LLC	6.30	07/15/13	61,258
35	PPL Energy Supply LLC	6.50	05/01/18	40,563
80	Progress Energy, Inc.	7.05	03/15/19	99,335
				1,045,978
	Electric Utilities (0.1%)
140	FirstEnergy Solutions Corp.	6.05	08/15/21	149,866

	Electronic Equipment, Instruments & Components (0.0%)
20	Agilent Technologies, Inc.	5.50	09/14/15	22,510
10	Corning, Inc.	6.625	05/15/19	12,127
20	Corning, Inc.	7.25	08/15/36	24,119
				58,756
	Energy Equipment & Services (0.1%)
85	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	111,054

	Finance - Auto Loans (0.0%)
35	Nissan Motor Acceptance Corp. (144A) (a)	4.50	01/30/15	37,254

	Finance - Consumer Loans (0.0%)
60	SLM Corp. (Series A)	5.00	10/01/13	58,839

	Finance - Credit Card (0.1%)
110	American Express Credit Corp. (Series C)	7.30	08/20/13	126,521

	Finance - Investment Banker/Broker (0.4%)
60	Bear Stearns Cos. LLC (The)	6.40	10/02/17	69,987
200	Bear Stearns Cos. LLC (The)	7.25	02/01/18	243,984
225	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	252,759
105	TD Ameritrade Holding Corp.	5.60	12/01/19	116,237
				682,967
	Finance - Other Services (0.0%)
80	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	85,171

	Food - Baking (0.1%)
100	Grupo Bimbo SAB de CV (Mexico) (144A) (a)	4.875	06/30/20	104,891

	Food - Miscellaneous/Diversified (0.1%)
$30	ConAgra Foods, Inc.	7.00%	10/01/28	$36,280
55	ConAgra Foods, Inc.	8.25	09/15/30	74,450
				110,730
	Food - Retail (0.0%)
15	Delhaize America, Inc.	9.00	04/15/31	21,258
65	Woolworths Ltd. (144A) (a)	4.00	09/22/20	66,383
				87,641
	Food Products (0.1%)
20	Kraft Foods, Inc.	5.375	02/10/20	22,382
180	Kraft Foods, Inc.	7.00	08/11/37	221,599
				243,981
	Health Care Equipment & Supplies (0.1%)
125	Boston Scientific Corp.	6.00	01/15/20	133,556

	Health Care Providers & Services (0.0%)
60	Medco Health Solutions, Inc.	7.125	03/15/18	73,795

	Hotels & Motels (0.0%)
40	Hyatt Hotels Corp. (144A) (a)	6.875	08/15/19	44,570

	Independent Power Producer (0.0%)
45	NRG Energy, Inc.	8.50	06/15/19	47,644

	Insurance (0.2%)
85	MetLife, Inc. (c)	7.717	02/15/19	108,354
50	Principal Financial Group, Inc.	8.875	05/15/19	65,911
85	Prudential Financial, Inc. (MTN)	4.75	09/17/15	92,027
40	Prudential Financial, Inc. (MTN)	6.625	12/01/37	45,227
20	Prudential Financial, Inc. (Series D)	7.375	06/15/19	24,404
				335,923
	Life/Health Insurance (0.1%)
50	Aflac, Inc.	3.45	08/15/15	51,942
75	Pacific LifeCorp (144A) (a)	6.00	02/10/20	81,014
				132,956
	Media (0.4%)
50	CBS Corp.	8.875	05/15/19	65,282
50	Comcast Corp.	5.15	03/01/20	54,748
115	Comcast Corp.	5.70	05/15/18	131,838
15	Comcast Corp.	6.45	03/15/37	16,719
45	Time Warner Cable, Inc.	6.75	06/15/39	52,106
65	Time Warner Cable, Inc.	8.75	02/14/19	85,974
25	Time Warner, Inc.	4.875	03/15/20	27,173
40	Time Warner, Inc.	5.875	11/15/16	46,639
60	Time Warner, Inc.	7.70	05/01/32	75,195
80	Viacom, Inc.	6.875	04/30/36	94,224
				649,898
	Medical - Biomedical/Genetics (0.1%)
55	Genzyme Corp. (144A) (a)	3.625	06/15/15	58,388
60	Life Technologies Corp.	6.00	03/01/20	68,093
				126,481
	Medical - HMO (0.2%)
115	UnitedHealth Group, Inc.	6.625	11/15/37	134,469
160	WellPoint, Inc.	6.375	06/15/37	179,094
				313,563
	Medical Labs & Testing Services (0.1%)
100	Quest Diagnostics, Inc.	6.95	07/01/37	115,141

	Metal - Copper (0.0%)
20	Southern Copper Corp.	5.375	04/16/20	21,274

$30	Southern Copper Corp.	6.75%	04/16/40	$32,904
				54,178
	Metals & Mining (0.1%)
15	ArcelorMittal (Luxembourg)	7.00	10/15/39	15,371
50	ArcelorMittal (Luxembourg)	9.85	06/01/19	64,365
30	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	33,530
				113,266
	Mortgage Banks (0.1%)
100	Abbey National Treasury Services PLC (144A) (United Kingdom) (a)	3.875	11/10/14	102,447

	Multi-line Insurance (0.1%)
75	Aegon N.V. (Netherlands)	4.625	12/01/15	79,791
50	Allstate Corp. (The) (d)	7.45	05/16/19	62,572
85	Hartford Financial Services Group, Inc.	5.50	03/30/20	86,605
				228,968
	Multimedia (0.1%)
65	NBC Universal, Inc. (144A) (a)	5.15	04/30/20	70,329
100	News America, Inc.	7.85	03/01/39	128,118
45	Vivendi SA (144A) (France) (a)	6.625	04/04/18	52,296
				250,743
	Office Electronics (0.0%)
15	Xerox Corp.	5.625	12/15/19	16,820
20	Xerox Corp.	6.35	05/15/18	23,239
				40,059
	Oil Companies - Exploration & Production (0.2%)
45	Anadarko Petroleum Corp.	6.95	06/15/19	50,297
35	EQT Corp.	8.125	06/01/19	43,464
100	Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	106,880
30	Pioneer Natural Resources Co.	6.65	03/15/17	32,138
45	QEP Resources, Inc.	6.875	03/01/21	48,938
				281,717
	Oil Company - Integrated (0.1%)
80	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	88,964

	Oil, Gas & Consumable Fuels (0.0%)
75	Hess Corp.	6.00	01/15/40	82,697

	Paper & Related Products (0.1%)
25	International Paper Co.	7.30	11/15/39	28,077
100	International Paper Co.	7.95	06/15/18	121,456
				149,533
	Pipelines (0.5%)
55	CenterPoint Energy Resources Corp.	6.25	02/01/37	62,255
20	Colorado Interstate Gas Co.	6.80	11/15/15	23,668
50	El Paso Corp. (MTN)	8.25	02/15/16	55,875
75	Energy Transfer Partners LP	8.50	04/15/14	89,118
35	Enterprise Products Operating LLC	5.25	01/31/20	37,963
90	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	105,055
50	Kinder Morgan Energy Partners LP	5.95	02/15/18	56,554
135	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	139,894
60	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	65,747
60	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	76,274
50	Spectra Energy Capital LLC	7.50	09/15/38	61,248
55	Texas Eastern Transmission LP	7.00	07/15/32	69,962
				843,613

	Property Trust (0.1%)
$75	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (a)	6.75%	09/02/19	$89,014

	Real Estate Investment Trusts (REITs) (0.0%)
50	Boston Properties LP	5.875	10/15/19	55,964

	Real Estate Management & Development (0.0%)
65	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	68,456

	Reinsurance (0.1%)
60	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	66,363
60	Reinsurance Group of America, Inc.	6.45	11/15/19	66,620
				132,983
	REIT - Diversified (0.1%)
115	Digital Realty Trust LP (144A) (a)	4.50	07/15/15	118,856
75	Duke Realty LP	6.75	03/15/20	83,917
60	Vornado Realty LP	4.25	04/01/15	62,157
				264,930
	REIT - Health Care (0.0%)
60	Health Care, Inc.	6.125	04/15/20	64,351

	REIT - Office Property (0.0%)
40	BioMed Realty LP (144A) (a)	6.125	04/15/20	43,610

	Retail - Automobile (0.0%)
40	AutoNation, Inc.	6.75	04/15/18	41,200

	Retail - Discount (0.0%)
40	Wal-Mart Stores, Inc.	5.25	09/01/35	42,985

	Retail - Drug Store (0.1%)
150	CVS Pass-Through Trust	6.036	12/10/28	158,948

	Retail - Mail Order (0.0%)
70	QVC, Inc. (144A) (a)	7.125	04/15/17	72,800

	Retail - Regional Department Store (0.0%)
25	JC Penney Co., Inc.	5.65	06/01/20	25,594
49	JC Penney Corp., Inc.	6.375	10/15/36	47,530
				73,124
	Retail - Restaurants (0.0%)
60	Yum! Brands, Inc.	5.30	09/15/19	67,034
5	Yum! Brands, Inc.	6.875	11/15/37	5,999
				73,033
	Satellite Telecommunication (0.0%)
50	Intelsat Subsidiary Holding Co. SA (Bermuda)	8.50	01/15/13	50,812

	Schools (0.0%)
65	Duke University	5.15	04/01/19	75,115

	Semiconductor Equipment (0.0%)
45	KLA-Tencor Corp.	6.90	05/01/18	51,697

	Special Purpose Entity (0.2%)
190	AIG SunAmerica Global Financing VI (144A) (a)	6.30	05/10/11	194,750
140	Farmers Exchange Capital (144A) (a)	7.05	07/15/28	138,697
65	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	70,781
				404,228
	Specialty Retail (0.1%)
90	Home Depot, Inc.	5.875	12/16/36	96,277

	Super-Regional Banks - U.S. (0.2%)
155	Capital One Financial Corp.	6.75	09/15/17	186,559
95	KeyCorp (MTN)	6.50	05/14/13	104,177
				290,736
	Telecommunication Services (0.1%)
50	Qwest Corp.	6.50	06/01/17	54,875

$40	Qwest Corp.	6.875%	09/15/33	$39,700
45	Qwest Corp.	8.375	05/01/16	53,437
100	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75	02/15/17	106,000
				254,012
	Telephone - Integrated (0.3%)
45	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	63,184
130	Frontier Communications Corp.	8.50	04/15/20	144,138
60	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	69,028
50	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	58,782
95	Telefonica Europe BV (Netherlands)	8.25	09/15/30	125,520
				460,652
	Therapeutics (0.0%)
60	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (a)	7.75	09/15/18	61,950

	Tobacco (0.1%)
50	Altria Group, Inc.	4.125	09/11/15	53,683
60	Altria Group, Inc.	9.25	08/06/19	80,558
50	BAT International Finance PLC (144A) (United Kingdom) (a)	9.50	11/15/18	68,086
				202,327
	Transport - Rail (0.1%)
25	CSX Corp.	6.15	05/01/37	28,537
60	Norfolk Southern Corp.	7.25	02/15/31	75,606
40	Union Pacific Corp.	6.125	02/15/20	48,158
				152,301
	Transport - Services (0.0%)
25	Ryder System, Inc. (MTN)	5.85	11/01/16	28,135
35	Ryder System, Inc. (MTN)	7.20	09/01/15	41,247
				69,382
	Total Corporate Bonds (Cost $16,160,464)			17,760,607

	Foreign Government Obligations (0.2%)
230	Brazilian Government International Bond (Brazil)	6.00	01/17/17	269,100
25	Peruvian Government International Bond (Peru)	7.125	03/30/19	31,437
105	Republic of Italy (Italy)	6.875	09/27/23	127,664
	Total Foreign Government Obligations (Cost $377,644)			428,201

	U.S. Government Agencies & Obligations (11.1%)
	Commercial Banks - FDIC Guaranteed (0.1%)
200	KeyBank NA	3.20	06/15/12	209,154

	Diversified Financial Services - FDIC Guaranteed (1.6%)
200	Ally Financial, Inc.	2.20	12/19/12	206,859
1,200	Citigroup Funding, Inc. (b)	2.25	12/10/12	1,241,965
300	General Electric Capital Corp.	2.20	06/08/12	308,539
1,200	General Electric Capital Corp. (Series G)	2.625	12/28/12	1,251,866
				3,009,229
	Finance - Consumer Loans - FDIC Guaranteed (0.6%)
1,000	John Deere Capital Corp.	2.875	06/19/12	1,039,833

	U.S. Government Agencies (1.3%)
	Federal Home Loan Mortgage Corp.
150		3.75	03/27/19	163,401
400		4.875	06/13/18	470,708
250		6.75	03/15/31	350,881
	Federal National Mortgage Assoc.
500		2.875	12/11/13	531,313

$700		4.375%	10/15/15	$794,825
				2,311,128
	U.S. Government Obligations (7.5%)
	U.S. Treasury Bonds
1,650		4.375	11/15/39	1,851,351
270		4.625	02/15/40	315,520
500		6.875	08/15/25	726,485
1,090		7.50	11/15/24	1,652,542
	U.S. Treasury Notes
2,900		1.75	03/31/14 – 07/31/15	2,981,200
815		2.25	01/31/15	855,368
800		2.375	08/31/14	844,188
2,511		2.625	12/31/14	2,675,197
485		2.75	02/15/19	503,225
1,375		3.625	08/15/19	1,512,286
				13,917,362
	Total U.S. Government Agencies & Obligations (Cost $19,641,399)			20,486,706

	Asset-Backed Securities (0.2%)
37	Brazos Student Finance Corp. 2010-1 A1	1.189(e)	06/25/35	36,560
175	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (a)	1.957(e)	02/15/17	182,208
100	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (a)	1.807(e)	10/20/14	101,707
	Total Asset-Backed Securities (Cost $311,551)			320,475

	U.S. Government Agencies - Mortgage-Backed Securities (0.0%)
	Federal Home Loan Mortgage Corp. (ARM) (0.0%)
2		6.50	05/01/29–12/01/31	2,841

	Federal National Mortgage Assoc. (0.0%)
1		6.50	11/01/29	1,505
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $4,052)			4,346

	Municipal Bonds (0.3%)
	Airport (0.0%)
30	City of Chicago O’Hare Int’l Airport (Series B)	6.395	01/01/40	32,142

	General Obligation (0.2%)
75	Chicago Transit Authority (Series B)	6.20	12/01/40	76,438
70	City of New York (Series G-1)	5.968	03/01/36	75,734
65	New York City Transitional Finance Authority	5.267	05/01/27	70,756
45	State of California - Various Purpose	5.95	04/01/16	49,716
30	State of California - Various Purpose	6.65	03/01/22	33,137
				305,781
	Power Conversion/Supply Equipment (0.1%)
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637	04/01/57	53,902
95	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	100,248
				154,150
	Transportation (0.0%)
85	Illinois State Toll Highway Authority 2009 (Series A)	6.184	01/01/34	91,055
	Total Municipal Bonds (Cost $547,369)			583,128

NUMBER OF SHARES
	Investment Trusts/Mutual Funds (5.6%)
170,000	iPATH S&P 500 VIX Short-Term Futures ETN (ETF) (f)			2,944,400

69,000	iShares Barclays Aggregate Bond Fund (ETF)			$7,496,850
	Total Investment Trusts/Mutual Funds (Cost $10,628,667)			10,441,250

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (6.9%)
	U.S. Government Obligations (g)(h) (0.7%)
$1,350	U.S. Treasury Bills (Cost $1,349,912)	0.10-0.137%	10/07/10- 10/28/10	1,349,912

NUMBER OF SHARES (000)
	Investment Company (i) (6.2%)
11,555	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $11,555,477)			11,555,477
	Total Short-Term Investments (Cost $12,905,389)			12,905,389
	Total Investments (Cost $174,588,563) (j)(k)		100.0%	185,664,140
	Liabilities in Excess of Other Assets		0.0	(87,900)
	Net Assets		100.0%	$185,576,240

ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2010.
ETF	Exchange Trade Fund.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Resale is restricted to qualified institutional investors.
(b)

For the nine months ended September 30, 2010, the cost of purchases and proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor was $1,501,056 and $2,277,398, respectively, including net realized losses of $591,953.

(c)

For the nine months ended September 30, 2010, the cost of purchases and the proceeds from sales of MetLife, Inc., an affiliate of the Fund, was $86,928 and $168,463, respectively, including net realized gains of $13,075.

(d)	For the nine months ended September 30, 2010, there were no transactions in Allstate Corp., an affiliate of the Fund.
(e)	Floating rate security. Rate shown is the rate in effect at September 30, 2010.
(f)	Non-income producing security.
(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(j)	Securities have been designated as collateral in connection with open futures and swap contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:
AMBAC	AMBAC Assurance Corporation.

Futures Contracts Open at September 30, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
20	Long	U.S. Treasury Notes 5 Year, December 2010	$2,417,344	$18,396
10	Long	U.S. Treasury Notes 2 Year, December 2010	2,194,844	291
12	Short	U.S. Treasury Bonds 30 Year, December 2010	(1,604,625)	772
29	Short	U.S. Treasury Notes 10 Year, December 2010	(3,655,360)	(22,311)
		Net Unrealized Depreciation		$(2,852)

Credit Default Swaps Contracts Open at September 30, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Tyco Electronics Ltd.	Buy	$165	5.00%	June 20, 2014	$(18,431)	$(6,931)	$(25,362)	BBB

+             Credit rating as issued by Standard & Poors.

Interest Rate Swap Contracts Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Group		$2,652	3 Month LIBOR	Receive	2.625%	03/11/15	$(149,148)
Credit Suisse Group	CAD	1,388	3 Month LIBOR	Pay	4.065	09/08/20	9,633
Credit Suisse Group	CAD	1,000	3 Month LIBOR	Pay	4.123	09/08/20	9,221
Credit Suisse Group	CAD	1,185	3 Month LIBOR	Receive	2.18	09/08/15	(3,606)
Credit Suisse Group	CAD	854	3 Month LIBOR	Receive	2.208	09/08/15	(3,691)
	Net Unrealized Depreciation						$(137,591)

CAD                      Canadian Dollar.

Zero Coupon Swap Contracts Open at September 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC^^	$710	3 Month LIBOR	Pay	11/15/19	$45,314
Barclays Bank PLC^	710	3 Month LIBOR	Receive	11/15/19	(120,091)
JPMorgan Chase Bank N.A. New York^	735	3 Month LIBOR	Receive	11/15/19	(118,436)
JPMorgan Chase Bank N.A. New York^	1,330	3 Month LIBOR	Receive	11/15/21	(217,066)
	Net Unrealized Depreciation				$(410,279)

LIBOR         London Interbank Offered Rate

^^              Fund will receive payment of $194,966 on termination date.

^      Fund will make payments of $275,331, $279,388 and $589,387 on termination date.

Notes to Financial Statements • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$6,260,838	$6,260,838	—	—
Chemicals	3,765,259	3,765,259	—	—
Commercial Services & Supplies	5,253,601	5,253,601	—	—
Computers & Peripherals	4,060,418	4,060,418	—	—
Distributors	3,298,099	3,298,099	—	—
Diversified Financial Services	4,433,061	4,433,061	—	—
Diversified Telecommunication Services	5,180,343	5,180,343	—	—
Food Products	9,558,725	9,558,725	—	—
Hotels, Restaurants & Leisure	7,588,291	7,588,291	—	—
Industrial Conglomerates	4,777,663	4,777,663	—	—
Information Technology Services	4,537,139	4,537,139	—	—
Insurance	5,182,956	5,182,956	—	—
Machinery	4,118,505	4,118,505	—	—
Multi-Utilities	8,964,678	8,964,678	—	—
Multiline Retail	1,315,240	1,315,240	—	—
Oil, Gas & Consumable Fuels	14,060,329	14,060,329	—	—
Pharmaceuticals	13,748,665	13,748,665	—	—
Real Estate Investment Trusts (REITs)	7,119,720	7,119,720	—	—
Semiconductors & Semiconductor Equipment	3,534,570	3,534,570	—	—
Software	3,609,459	3,609,459	—	—
Specialty Retail	815,285	815,285	—	—
Tobacco	1,551,194	1,551,194	—	—
Total Common Stocks	122,734,038	122,734,038	—	—
Corporate Bonds	17,760,607	—	$17,760,607	—
Foreign Government Obligations	428,201	—	428,201	—
U.S. Government Agencies & Obligations	20,486,706	—	20,486,706	—
Asset-Backed Securities	320,475	—	320,475	—
U.S. Government Agencies - Mortgage-Backed Securities	4,346	—	4,346	—
Municipal Bonds	583,128	—	583,128	—
Investment Trusts/Mutual Funds	10,441,250	10,441,250	—	—
Short-Term Investments
U.S. Government Obligations	1,349,912	—	1,349,912	—
Investment Company	11,555,477	11,555,477	—	—
Total Short-Term Investments	12,905,389	11,555,477	1,349,912	—
Futures	19,459	19,459	—	—
Interest Rate Swaps	18,854	—	18,854	—
Zero Coupon Swaps	45,314	—	45,314	—
Total	$185,747,767	$144,750,224	$40,997,543	—

Liabilities:
Futures	$(22,311)	$(22,311)	—	—
Credit Default Swaps	(18,431)	—	$(18,431)	—
Interest Rate Swaps	(156,445)	—	(156,445)	—
Zero Coupon Swaps	(455,593)	—	(455,593)	—
Total	$(652,780)	$(22,311)	$(630,469)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade;

(6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010